UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5867

Oppenheimer Multi-State Municipal Trust

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices)  (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 4/29/2016

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS April 29, 2016* Unaudited

Principal Amount		Coupon	Maturity	Value
Municipal Bonds and Notes—103.1%
New Jersey—69.8%
$40,000	Atlantic City, NJ GO	5.000%	12/01/2024	$25,684
370,000	Bayonne, NJ Parking Authority	5.000	06/15/2027	371,632
35,000	Bergen County, NJ Improvement Authority (Community Action Program)	5.250	12/01/2034	35,124
1,000,000	Camden County, NJ Improvement Authority (Cooper Health System)	5.000	02/15/2034	1,138,410
1,000,000	Camden County, NJ Improvement Authority (Cooper Health System)	5.000	02/15/2033	1,140,650
1,000,000	Camden County, NJ Improvement Authority (Cooper Health System)	5.000	02/15/2035	1,136,180
1,665,000	Casino Reinvestment Devel. Authority of NJ	5.250	01/01/2024	1,686,329
2,000,000	Casino Reinvestment Devel. Authority of NJ	5.000	11/01/2031	2,225,260
3,000,000	Casino Reinvestment Devel. Authority of NJ	5.250	11/01/2039	3,115,650
60,000	Casino Reinvestment Devel. Authority of NJ	5.250	06/01/2017	60,207
3,000,000	Casino Reinvestment Devel. Authority of NJ	5.250	11/01/2044	3,098,640
175,000	Casino Reinvestment Devel. Authority of NJ (Hotel Room Fee)	5.250	01/01/2018	177,369
395,000	Casino Reinvestment Devel. Authority of NJ (Hotel Room Fee)	5.000	01/01/2025	399,930
175,000	Casino Reinvestment Devel. Authority of NJ (Hotel Room Fee)	5.250	01/01/2022	177,282
1,000,000	Casino Reinvestment Devel. Authority of NJ (Luxury Tax)	5.000	11/01/2028	1,127,800
150,000	Essex County, NJ Improvement Authority (Newark)	5.125	04/01/2029	150,217
250,000	Essex County, NJ Improvement Authority (Newark)	6.250	11/01/2030	282,915
20,000	Essex County, NJ Improvement Authority (Sportsplex)	5.625	10/01/2023	20,059
140,000	Essex County, NJ Improvement Authority (Sportsplex)	5.625	10/01/2027	140,346
1,000,000	Hudson County, NJ Improvement Authority	6.000	01/01/2040	1,139,770
2,655,000	Hudson County, NJ Improvement Authority (Lincoln Park Golf Course)	5.500	06/01/2041	3,105,952
1,500,000	Hudson County, NJ Improvement Authority (Lincoln Park Golf Course)	5.000	06/01/2035	1,688,040
1,250,000	Hudson County, NJ Improvement Authority (Lincoln Park Golf Course)	5.000	06/01/2038	1,398,425
2,535,000	Middlesex County, NJ Improvement Authority (Heldrich Center Hotel)	5.000	01/01/2032	1,969,340
410,000	Middlesex County, NJ Improvement Authority (Heldrich Center Hotel)	5.000	01/01/2020	383,440
1,100,000	Middlesex County, NJ Improvement Authority (Heldrich Center Hotel)	5.125	01/01/2037	861,762
20,000	Middlesex County, NJ Improvement Authority (South Plainfield Urban Renewal)	5.500	09/01/2030	20,076
10,000	Mount Holly, NJ Municipal Utilities Authority	5.000	12/01/2016	10,040
20,000	Neptune City, NJ Hsg. Authority	6.000	04/01/2019	20,052
605,000	New Brunswick, NJ Parking Authority	5.000	09/01/2029	703,276
445,000	New Brunswick, NJ Parking Authority	5.000	09/01/2027	519,764
430,000	Newark, NJ GO	5.000	07/15/2029	471,817
2,000,000	Newark, NJ GO	5.000	07/15/2029	2,194,500

1    OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New Jersey (Continued)
$315,000	Newark, NJ Hsg. Authority (Port Newark Marine Terminal Rental)	5.000%		01/01/2032	$382,262
2,875,000	Newark, NJ Hsg. Authority (South Ward Police Facility)	6.750		12/01/2038	3,375,307
500,000	NJ Building Authority	5.000		06/15/2029	583,525
1,000,000	NJ Building Authority	5.000		06/15/2028	1,173,880
500,000	NJ Building Authority	5.000		06/15/2027	591,260
750,000	NJ EDA	5.000		06/15/2029	806,047
2,095,000	NJ EDA	5.000		06/15/2028	2,260,128
3,000,000	NJ EDA	5.000		06/15/2035	3,208,440
3,000,000	NJ EDA	5.000		06/15/2036	3,199,020
3,100,000	NJ EDA (Cranes Mill)	5.100		06/01/2027	3,103,317
130,000	NJ EDA (Dept. of Human Services)	6.250		07/01/2024	132,764
1,525,000	NJ EDA (Drew University)	5.250		07/01/2021	1,767,338
16,855,000	NJ EDA (Hamilton Care)	6.650		11/01/2037	17,381,550
3,050,000	NJ EDA (Harrogate)	5.875		12/01/2026	3,050,732
10,000	NJ EDA (Hillcrest Health Service)	7.250	[1]	01/01/2018	9,733
90,000	NJ EDA (Metromall Urban Renewal)	6.500		04/01/2031	90,166
260,000	NJ EDA (Motor Vehicle Surcharges)	5.250		07/01/2033	262,688
60,000	NJ EDA (Motor Vehicle Surcharges)	5.000		07/01/2029	60,265
505,000	NJ EDA (Motor Vehicle Surcharges)	5.250		07/01/2031	510,222
1,040,000	NJ EDA (Motor Vehicle Surcharges)	5.250		07/01/2017	1,054,914
100,000	NJ EDA (Motor Vehicle Surcharges)	5.000		07/01/2023	101,151
195,000	NJ EDA (Motor Vehicle Surcharges)	5.000		07/01/2034	196,632
2,500,000	NJ EDA (MSU Student Hsg.)	5.750		06/01/2031	2,823,225
135,000	NJ EDA (Municipal Rehabilitation)	5.000		04/01/2028	135,474
5,320,000	NJ EDA (New Jersey American Water Company)	5.600		11/01/2034	6,024,368
4,350,000	NJ EDA (New Jersey American Water Company)	5.700		10/01/2039	4,934,248
95,000	NJ EDA (New Jersey Transit Corp.)	5.750		12/15/2017	95,347
20,000	NJ EDA (New Jersey Transit Corp.)	5.750		12/15/2017	20,073
800,000	NJ EDA (Newark Downtown District Management Corp.)	5.125		06/15/2027	822,032
1,400,000	NJ EDA (Newark Downtown District Management Corp.)	5.125		06/15/2037	1,429,414
1,900,000	NJ EDA (Paterson Charter School Science & Technology)	6.100		07/01/2044	1,935,093
650,000	NJ EDA (Paterson Charter School Science & Technology)	6.000		07/01/2032	668,174
1,500,000	NJ EDA (Paterson Charter School)	5.000		07/01/2032	1,417,155
2,500,000	NJ EDA (Paterson Charter School)	5.300		07/01/2044	2,327,325
850,000	NJ EDA (Rutgers University)	5.000		06/15/2038	991,550
3,690,000	NJ EDA (School Facilities Construction)	5.000		03/01/2030	3,976,971
1,000,000	NJ EDA (School Facilities)	5.250		09/01/2026	1,086,660
65,000	NJ EDA (St. Barnabas Medical Center)	6.833	[1]	07/01/2021	57,749
25,000	NJ EDA (St. Barnabas Medical Center)	7.153	[1]	07/01/2020	22,866
50,000	NJ EDA (St. Barnabas Medical Center)	6.750	[1]	07/01/2018	48,377
110,000	NJ EDA (State Office Buildings)	5.000		06/15/2020	110,382
2,200,000	NJ EDA (Team Academy Charter School)	6.000		10/01/2043	2,542,364
10,000,000	NJ EDA (The Goethals Bridge Replacement)	5.375		01/01/2043	11,294,600

2    OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
New Jersey (Continued)
$1,250,000	NJ EDA (UMM Energy Partners)	5.125%		06/15/2043	$1,306,475
1,500,000	NJ EDA (UMM Energy Partners)	5.000		06/15/2037	1,562,610
875,000	NJ Educational Facilities Authority (Georgian Court University)	5.250		07/01/2027	910,464
2,735,000	NJ Educational Facilities Authority (Georgian Court University)	5.000		07/01/2033	2,842,021
125,000	NJ Educational Facilities Authority (Higher Education)	5.000		09/01/2018	125,490
50,000	NJ Educational Facilities Authority (Higher Education)	5.000		09/01/2017	50,196
2,115,000	NJ Educational Facilities Authority (Higher Education)	5.000		06/15/2026	2,324,258
120,000	NJ Educational Facilities Authority (Kean University)	5.250		09/01/2029	134,016
5,000	NJ Educational Facilities Authority (Public Library)	5.000		09/01/2022	5,019
30,000	NJ Educational Facilities Authority (Richard Stockton College)	5.125		07/01/2028	32,507
3,300,000	NJ Educational Facilities Authority (Richard Stockton College)	5.125		07/01/2028	3,575,748
1,000,000	NJ Educational Facilities Authority (Rider University)	5.000		07/01/2037	1,090,610
5,000	NJ Educational Facilities Authority (Stevens Institute of Technology)	5.000		07/01/2018	5,223
15,000	NJ Educational Facilities Authority (Stevens Institute of Technology)	5.000		07/01/2028	15,053
3,000,000	NJ Health Care Facilities Financing Authority (Barnabas Health)	5.000		07/01/2044	3,409,740
2,000,000	NJ Health Care Facilities Financing Authority (Barnabas Health)	5.625		07/01/2032	2,358,280
7,085,000	NJ Health Care Facilities Financing Authority (Catholic Health East)	5.000		11/15/2033	8,069,177
750,000	NJ Health Care Facilities Financing Authority (Hebrew Old Age Center of Atlantic City)	5.300		11/01/2026	708,510
1,000,000	NJ Health Care Facilities Financing Authority (Hebrew Old Age Center of Atlantic City)	5.375		11/01/2036	869,470
1,010,000	NJ Health Care Facilities Financing Authority (Holy Name Hospital)	5.000		07/01/2036	1,013,717
295,000	NJ Health Care Facilities Financing Authority (Hospital Asset Transformation)	5.250		10/01/2038	315,889
1,500,000	NJ Health Care Facilities Financing Authority (Kennedy Health System)	5.000		07/01/2031	1,684,455
2,080,000	NJ Health Care Facilities Financing Authority (RWJ University Hospital)	5.000		07/01/2035	2,083,245
15,000	NJ Health Care Facilities Financing Authority (St. Barnabas Corp.)	6.621	[1]	07/01/2017	14,770
17,955,000	NJ Health Care Facilities Financing Authority (St. Barnabas Corp./St. Barnabas Medical Center Obligated Group)	6.250	[1]	07/01/2030	8,936,383
10,000,000	NJ Health Care Facilities Financing Authority (St. Joseph’s Hospital & Medical Center)	6.625		07/01/2038	10,980,200
1,960,000	NJ Health Care Facilities Financing Authority (St. Luke’s Warren Hospital)	5.000		08/15/2034	2,222,581
6,040,000	NJ Health Care Facilities Financing Authority (Trinitas Hospital/Marillac Corp. Obligated Group)	5.250		07/01/2023	6,345,624

3    OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
New Jersey (Continued)
$2,000,000	NJ Health Care Facilities Financing Authority (University Hospital)	5.000%	07/01/2046	$2,286,680
125,000	NJ Health Care Facilities Financing Authority (Virtua Health/Virtua Memorial Hospital Burlington County Obligated Group)	5.750	07/01/2033	141,395
90,000	NJ Higher Education Assistance Authority	5.750	12/01/2029	101,379
2,875,000	NJ Higher Education Assistance Authority	5.500	12/01/2025	3,265,684
12,960,000	NJ Higher Education Student Assistance Authority (Student Loans)	6.125	06/01/2030	13,951,699
1,330,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.)[2]	5.000	10/01/2037	1,344,830
3,380,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.)[2]	4.625	10/01/2027	3,438,444
80,000	NJ Hsg. & Mtg. Finance Agency, Series AA	6.375	10/01/2028	82,860
115,000	NJ Hsg. & Mtg. Finance Agency, Series AA	6.150	10/01/2023	122,941
15,000	NJ Hsg. & Mtg. Finance Agency, Series AA	6.500	10/01/2038	15,519
100,000	NJ South Jersey Port Corp.	5.250	01/01/2030	100,224
9,580,000	NJ Tobacco Settlement Financing Corp.	5.000	06/01/2041	9,115,657
1,625,000	NJ Transportation Trust Fund Authority	5.000	06/15/2038	1,714,684
4,518,000	NJ Transportation Trust Fund Authority	6.000	06/15/2035	5,178,396
5,000,000	NJ Transportation Trust Fund Authority	5.500	06/15/2041	5,465,450
10,000,000	NJ Transportation Trust Fund Authority	5.875	12/15/2038	11,019,400
5,000,000	NJ Turnpike Authority	5.000	01/01/2034	5,943,250
5,000,000	NJ Turnpike Authority	5.000	01/01/2038	5,794,350
100,000	Passaic Valley, NJ Sewage Commissioners	5.000	12/01/2023	100,369
200,000	Passaic Valley, NJ Sewage Commissioners	5.000	12/01/2022	200,738
10,500,000	Port Authority NY/NJ, 143rd Series[2]	5.000	10/01/2030	10,559,430
5,380,000	Rutgers State University NJ2	5.000	05/01/2030	6,430,176
6,330,000	Rutgers State University NJ2	5.000	05/01/2029	7,575,683
4,000,000	Rutgers State University NJ2	5.000	05/01/2038	4,655,720
3,650,000	South Jersey, NJ Transportation Authority	5.000	11/01/2039	4,044,090
45,000	Union County, NJ Improvement Authority (Linden Airport)	5.000	03/01/2028	45,146
40,000	West Milford, NJ Township (Municipal Utilties Authority)	5.375	08/01/2031	40,110

				282,786,761

New York—4.7%
8,685,000	Port Authority NY/NJ (JFK International Air Terminal)	5.750	12/01/2025	8,910,289
5,100,000	Port Authority NY/NJ (JFK International Air Terminal)	6.500	12/01/2028	5,144,472
2,689,000	Port Authority NY/NJ (JFK International Air Terminal)	5.750	12/01/2022	2,748,642
2,105,000	Port Authority NY/NJ (KIAC)	6.750	10/01/2019	2,105,337

				18,908,740

U.S. Possessions—28.6%
10,000	Guam Hsg. Corp. (Single Family Mtg.)	5.750	09/01/2031	10,883
125,000	Guam Power Authority, Series A	5.000	10/01/2023	150,924
125,000	Guam Power Authority, Series A	5.000	10/01/2024	151,306
250,000	Guam Power Authority, Series A	5.000	10/01/2030	297,810
120,000	Northern Mariana Islands Commonwealth, Series A	5.000	06/01/2017	120,692
3,760,000	Northern Mariana Islands Commonwealth, Series A	5.000	06/01/2030	3,425,285
2,235,000	Northern Mariana Islands Ports Authority, Series A	6.250	03/15/2028	2,062,145
2,525,000	Puerto Rico Aqueduct & Sewer Authority	6.000	07/01/2038	1,703,087

4    OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
U.S. Possessions (Continued)
$18,900,000	Puerto Rico Children’s Trust Fund (TASC)	5.500%		05/15/2039	$18,900,000
18,645,000	Puerto Rico Children’s Trust Fund (TASC)	5.625		05/15/2043	18,643,695
4,225,000	Puerto Rico Children’s Trust Fund (TASC)	5.375		05/15/2033	4,225,000
8,350,000	Puerto Rico Commonwealth GO	5.750		07/01/2036	4,970,838
3,205,000	Puerto Rico Commonwealth GO	5.750		07/01/2041	1,899,796
5,000,000	Puerto Rico Commonwealth GO	6.000		07/01/2029	2,997,000
2,150,000	Puerto Rico Commonwealth GO	5.250		07/01/2037	1,274,584
2,795,000	Puerto Rico Commonwealth GO	5.500		07/01/2039	1,656,988
3,000,000	Puerto Rico Commonwealth GO	6.500		07/01/2040	1,793,070
6,085,000	Puerto Rico Commonwealth GO	6.000		07/01/2039	3,621,914
45,000	Puerto Rico Electric Power Authority, Series A3	5.050		07/01/2042	27,102
1,990,000	Puerto Rico Electric Power Authority, Series A3	5.000		07/01/2042	1,198,159
3,000,000	Puerto Rico Electric Power Authority, Series A3	7.000		07/01/2043	1,811,220
1,700,000	Puerto Rico Electric Power Authority, Series A3	5.000		07/01/2029	1,028,381
5,000,000	Puerto Rico Electric Power Authority, Series AAA[3]	5.250		07/01/2030	3,021,350
3,000,000	Puerto Rico Electric Power Authority, Series AAA[3]	5.250		07/01/2028	1,815,420
550,000	Puerto Rico Electric Power Authority, Series AAA[3]	5.250		07/01/2031	332,085
50,000	Puerto Rico Electric Power Authority, Series CCC[3]	5.000		07/01/2021	30,644
90,000	Puerto Rico Electric Power Authority, Series CCC[3]	5.000		07/01/2025	54,654
100,000	Puerto Rico Electric Power Authority, Series TT3	5.000		07/01/2023	60,945
80,000	Puerto Rico Electric Power Authority, Series TT3	5.000		07/01/2037	48,233
395,000	Puerto Rico Electric Power Authority, Series XX3	5.250		07/01/2035	238,165
750,000	Puerto Rico Highway & Transportation Authority	5.750		07/01/2020	354,270
3,000,000	Puerto Rico Highway & Transportation Authority, Series L	5.250		07/01/2038	2,936,310
3,000,000	Puerto Rico Infrastructure[4]	7.050	[1]	07/01/2042	286,020
575,000	Puerto Rico Infrastructure[4]	5.000		07/01/2027	86,250
4,750,000	Puerto Rico Infrastructure[4]	5.000		07/01/2037	712,500
975,000	Puerto Rico Infrastructure	7.000	[1]	07/01/2035	254,728
2,610,000	Puerto Rico Infrastructure[5]	5.000		07/01/2041	391,500
400,000	Puerto Rico Infrastructure (Mepsi Campus)	6.500		10/01/2037	199,688
930,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000		03/01/2036	823,878
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.375		04/01/2042	90,733
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000		04/01/2027	93,282
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.125		04/01/2032	91,677
175,000	Puerto Rico ITEMECF (Cogeneration Facilities)	6.625		06/01/2026	169,045
1,000,000	Puerto Rico ITEMECF (Polytechnic University)	5.000		08/01/2032	857,900
2,000,000	Puerto Rico Municipal Finance Agency, Series A	5.250		08/01/2020	2,034,800
1,000,000	Puerto Rico Public Buildings Authority	5.625		07/01/2039	525,000
1,000,000	Puerto Rico Public Buildings Authority	6.000		07/01/2028	1,030,390
305,000	Puerto Rico Public Buildings Authority	5.250		07/01/2033	160,625
5,000,000	Puerto Rico Public Buildings Authority	5.250		07/01/2042	2,618,900
1,530,000	Puerto Rico Public Buildings Authority, Series D	5.250		07/01/2036	801,261
5,235,000	Puerto Rico Public Finance Corp., Series B4	6.000		08/01/2026	628,200
6,800,000	Puerto Rico Sales Tax Financing Corp., Series A	6.500		08/01/2044	2,815,676
9,850,000	Puerto Rico Sales Tax Financing Corp., Series A	5.375		08/01/2039	3,848,986
10,935,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500		08/01/2042	4,283,677
4,850,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500		08/01/2022	2,046,943
2,500,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500		08/01/2021	1,067,200

5    OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
U.S. Possessions (Continued)
$325,000	Puerto Rico Sales Tax Financing Corp., Series A	6.375%		08/01/2039	$133,367
14,000,000	Puerto Rico Sales Tax Financing Corp., Series C	5.750		08/01/2057	8,334,060
3,100,000	V.I. Tobacco Settlement Financing Corp.	7.625	[1]	05/15/2035	293,973
1,100,000	V.I. Tobacco Settlement Financing Corp.	6.500	[1]	05/15/2035	179,157

					115,721,371

Total Investments, at Value (Cost $443,112,263)—103.1%					417,416,872
Net Other Assets (Liabilities)—(3.1)					(12,419,351)

Net Assets—100.0%					$404,997,521

Footnotes to Statement of Investments

*	April 29, 2016 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes.

1. Zero coupon bond reflects effective yield on the original acquisition date.

2. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 4 of the accompanying Notes.

3. Subject to a forbearance agreement. Rate shown is the contractual interest rate. See Note 4 of the accompanying Notes.

4. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the contractual interest rate. See Note 4 of the accompanying Notes.

5. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the contractual interest rate.

6    OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

To simplify the listings of securities, abbreviations are used per the table below:

EDA	Economic Devel. Authority
GO	General Obligation
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK	John Fitzgerald Kennedy
MSU	Montclair State University
NY/NJ	New York/New Jersey
RWJ	Robert Wood Johnson
TASC	Tobacco Settlement Asset-Backed Bonds
V.I.	United States Virgin Islands

7    OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS April 29, 2016 Unaudited

1. Organization

Oppenheimer Rochester New Jersey Municipal Fund (the “Fund”) is a separate series of Oppenheimer Multi-State Municipal Trust, a non-diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), and a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Reporting Period End Date. The last day of the Fund’s reporting period is the last day the New York Stock Exchange was open for trading during the period. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the mean between the bid and asked price on the principal exchange or, if not available from the principal exchange, obtained from two dealers. If bid and asked prices are not available

8    OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

3. Securities Valuation (Continued)

from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the principal exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage- backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant

9    OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

10    OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

3. Securities Valuation (Continued)

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
New Jersey	$—	$282,786,761	$—	$282,786,761
New York	—	18,908,740	—	18,908,740
U.S. Possessions	—	115,721,371	—	115,721,371

Total Assets	$—	$417,416,872	$—	$417,416,872

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”). The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders

11    OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying

12    OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

4. Investments and Risks (Continued)

municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to resell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/ reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate

13    OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

securities, if it deems it appropriate to do so.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At period end, municipal bond holdings with a value of $34,004,283 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $22,005,000 in short-term floating rate securities issued and outstanding at that date.

At period end, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value

$ 1,695,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.) Tender Option Bond Series 2015-XF0015 Trust	8.180%	10/1/27	$1,753,444
665,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.) Tender Option Bond Series 2015-XF0015-2 Trust	8.960	10/1/37	679,830
2,625,000	Port Authority NY/NJ, 143rd Series Tender Option Bond Series 2015-XF0032 Trust	17.230	10/1/30	2,684,430
1,585,000	Rutgers State University NJ Tender Option Bond Series 2015-XF2105 Trust	18.506	5/1/29	2,830,683
1,345,000	Rutgers State University NJ Tender Option Bond Series 2015-XF2105-2 Trust	18.478	5/1/30	2,395,176
1,000,000	Rutgers State University NJ Tender Option Bond Series 2015-XF2105-3 Trust	18.478	5/1/38	1,655,720

				$11,999,283

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income

14    OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

4. Investments and Risks (Continued)

on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $22,005,000 at period end.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Sold securities	$1,031,179

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest at period end is as follows:

Cost	$11,247,928
Market Value	$1,712,970
Market Value as % of Net Assets	0.42%

15    OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. At period end, securities with an aggregate market value of $9,666,358, representing 2.39% of the Fund’s net assets, were subject to these forbearance agreements.

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

16    OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

6. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$421,165,684[1]

Gross unrealized appreciation	$24,678,218
Gross unrealized depreciation	(50,377,859)

Net unrealized depreciation	$(25,699,641)

1. The Federal tax cost of securities does not include cost of $21,950,829, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note in Note 4.

17    OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS April 29, 2016* Unaudited

Principal Amount		Coupon	Maturity	Value
Municipal Bonds and Notes—103.4%
Pennsylvania—67.7%
$1,125,000	Allegheny County, PA HDA (Jefferson Regional Medical Center)[1]	5.125%	05/01/2029	$1,122,120
80,000	Allegheny County, PA HDA (Jefferson Regional Medical Center)[1]	5.125	05/01/2025	80,297
160,000	Allegheny County, PA HDA (UPMC Health System)[1]	5.500	08/15/2034	180,770
35,000	Allegheny County, PA HDA (UPMC Health System)[1]	5.375	08/15/2029	39,525
1,125,000	Allegheny County, PA HEBA (Carlow University)[1]	6.750	11/01/2031	1,297,822
1,310,000	Allegheny County, PA HEBA (Carlow University)[1]	6.000	11/01/2021	1,469,230
1,000,000	Allegheny County, PA HEBA (Chatham University)[1]	5.000	09/01/2035	1,124,460
10,000	Allegheny County, PA HEBA (Robert Morris University)[1]	6.000	05/01/2028	11,998
2,000,000	Allegheny County, PA HEBA (Robert Morris University)[1]	6.000	10/15/2038	2,154,900
2,500,000	Allegheny County, PA HEBA (Robert Morris University)[1]	5.900	10/15/2028	2,692,975
3,650,000	Allegheny County, PA HEBA (Robert Morris University)[1]	5.750	10/15/2040	3,974,485
2,250,000	Allegheny County, PA HEBA (Robert Morris University)[1]	5.500	10/15/2030	2,443,455
60,000	Allegheny County, PA IDA (ARC Allegheny Foundation)[1]	5.000	12/01/2028	60,029
1,200,000	Allegheny County, PA IDA (Propel Charter School-East)[1]	6.375	08/15/2035	1,305,180
1,000,000	Allegheny County, PA IDA (Propel Charter School-Montour)[1]	6.750	08/15/2035	1,099,580
1,500,000	Allegheny County, PA IDA (Propel Charter School-Sunrise)[1]	6.000	07/15/2038	1,610,385
1,225,000	Allegheny County, PA IDA (RR/RRSW/RRDC Obligated Group)[1]	5.100	09/01/2026	1,231,027
870,000	Allegheny County, PA IDA (RR/RRSW/RRDC Obligated Group)[1]	5.125	09/01/2031	873,306
1,000,000	Allegheny County, PA IDA (RR/RRSW/RRDC Obligated Group)[1]	5.000	09/01/2021	1,006,960
380,000	Allegheny County, PA IDA (School Facility Devel.)[1]	5.900	08/15/2026	408,451
15,435,000	Allegheny County, PA Redevel. Authority (Pittsburgh Mills)[1]	5.600	07/01/2023	15,435,772
1,640,000	Allegheny County, PA Residential Finance Authority (Broadview Manor Apartments)[1]	5.950	01/20/2043	1,711,668
20,000	Allegheny County, PA Residential Finance Authority (Cambridge Square Apartments)[1]	4.250	01/15/2017	20,216
1,270,000	Allegheny County, PA Residential Finance Authority (Independence House Apartments)[1]	6.100	01/20/2043	1,328,623
1,640,000	Allegheny County, PA Residential Finance Authority (Versailles Apartments)[1]	6.160	01/20/2043	1,717,326
13,000,000	Berks County, PA Municipal Authority (Reading Hospital & Medical Center)[2]	5.500	11/01/2031	14,833,780
3,000,000	Bethlehem, PA Area School District[1]	5.000	08/01/2035	3,510,720
1,750,000	Bethlehem, PA GO1	6.500	12/01/2032	2,105,687
1,000,000	Bucks County, PA IDA (Lutheran Community Telford Center)[1]	5.750	01/01/2027	1,010,170
1,760,000	Butler County, PA IDA (Greenview Gardens Apartments)[1]	6.250	07/01/2033	1,777,582

1        OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Pennsylvania (Continued)
$710,000	Butler County, PA IDA (Greenview Gardens Apartments)[1]	6.000%	07/01/2023	$717,093
2,865,000	Cambridge, PA Area Joint Authority[1]	6.000	12/01/2037	3,019,223
2,000,000	Centre County, PA Hospital Authority (Mt. Nittany Medical Center)[1]	7.000	11/15/2046	2,627,640
950,000	Centre County, PA Hospital Authority (Mt. Nittany Medical Center)[1]	6.250	11/15/2041	1,209,958
30,000	Charleroi, PA Area School Authority[1]	6.000	10/01/2017	30,143
2,000,000	Chester County, PA H&EFA (Immaculata University)[1]	7.000	11/01/2041	2,364,380
23,915,000	Chester County, PA IDA (Aqua Pennsylvania)[2]	5.000	02/01/2041	24,293,811
1,000,000	Chester County, PA IDA (West Chester University Student Hsg.)[1]	5.000	08/01/2035	1,081,890
1,000,000	Clairton, PA Municipal Authority[1]	5.000	12/01/2037	1,126,380
1,310,000	Clarion County, PA IDA (Clarion University Foundation)[1]	5.000	07/01/2034	1,419,044
1,220,000	Clarion County, PA IDA (Clarion University Foundation)[1]	5.000	07/01/2024	1,386,676
3,500,000	Clarion County, PA IDA (Clarion University of Pennsylvania Hsg.)[1]	5.000	07/01/2033	3,804,150
2,430,000	Clarion County, PA IDA (Clarion University of Pennsylvania Hsg.)[1]	5.000	07/01/2029	2,675,308
260,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries)[1]	6.250	01/01/2024	292,370
775,000	Cumberland County, PA Municipal Authority (Dickinson College)[1]	5.000	05/01/2032	938,703
1,000,000	Cumberland County, PA Municipal Authority (Dickinson College)[1]	5.000	05/01/2031	1,218,120
6,605,000	Delaware County, PA Authority (Cabrini College)[1]	5.500	07/01/2024	6,619,927
3,965,000	Delaware County, PA Authority (Eastern University)[1]	5.250	10/01/2032	4,010,201
90,000	Delaware County, PA Authority (MAS/MCMCSPA/ MHH/MHP/MHSSPA Obligated Group)[1]	5.375	11/15/2023	93,181
1,000,000	Delaware County, PA Authority (Neumann College)[1]	6.125	10/01/2034	1,128,120
650,000	Delaware County, PA Authority (Neumann College)[1]	6.250	10/01/2038	735,228
1,160,000	Delaware County, PA Authority (Neumann College)[1]	6.000	10/01/2025	1,305,151
280,000	Delaware County, PA Authority (Neumann College)[1]	6.000	10/01/2030	315,036
1,425,000	Delaware County, PA Authority (Neumann University)[1]	5.000	10/01/2031	1,617,916
2,305,000	Delaware County, PA Authority (Neumann University)[1]	5.000	10/01/2035	2,571,596
1,150,000	Delaware County, PA Authority (Neumann University)[1]	5.000	10/01/2025	1,261,170
1,250,000	Delaware County, PA Authority (Neumann University)[1]	5.250	10/01/2031	1,358,612
4,030,000	Delaware County, PA IDA (Naamans Creek)[1,3]	7.000	12/01/2036	4,160,411
2,750,000	East Hempfield Township, PA IDA (Millersville University Student Services)[1]	5.000	07/01/2047	2,966,370
1,060,000	East Hempfield Township, PA IDA (Millersville University Student Services)[1]	5.000	07/01/2035	1,163,053
820,000	East Hempfield Township, PA IDA (Millersville University Student Services)[1]	5.000	07/01/2030	917,285
1,250,000	East Hempfield Township, PA IDA (Millersville University Student Services)[1]	5.000	07/01/2035	1,357,100

2        OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
Pennsylvania (Continued)
$1,000,000	East Hempfield Township, PA IDA (Millersville University Student Services)[1]	5.000%		07/01/2030	$1,102,940
75,000	Erie, PA City School District[1]	5.250		03/01/2039	75,229
1,000,000	Erie, PA Higher Education Building Authority (Gannon University)[1]	5.375		05/01/2030	1,083,900
2,565,000	Erie, PA Higher Education Building Authority (Gannon University)[1]	5.500		05/01/2040	2,770,097
7,840,000	Erie, PA Higher Education Building Authority (Gannon University)[1]	5.000		05/01/2038	8,626,352
3,000,000	Erie, PA Higher Education Building Authority (Mercyhurst College)[1]	5.500		03/15/2038	3,139,860
905,000	Erie, PA Higher Education Building Authority (Mercyhurst College)[1]	5.350		03/15/2028	944,965
370,000	Erie-Western PA Port Authority[1]	5.125		06/15/2016	370,007
2,700,000	Fayette County, PA Redevel. Authority (Fayette Crossing)[1]	7.000		09/01/2019	2,853,738
50,000	Harrisburg, PA GO	9.614	[4]	09/15/2016	49,393
6,300,000	Horsham, PA Industrial and Commercial Devel. Authority (Pennsylvania LTC)[1,3]	6.000		12/01/2037	6,566,742
155,000	Jeanette, PA GO1	5.000		04/01/2018	155,586
2,100,000	Lackawanna County, PA GO1	6.000		09/15/2032	2,411,136
1,236,835	Lehigh County, PA GPA (Kidspeace Obligated Group)[1]	6.000		11/01/2018	1,238,629
3,600,000	Lehigh County, PA GPA (Kidspeace Obligated Group)[1]	6.000		11/01/2023	3,600,468
2,747,774	Lehigh County, PA GPA (Kidspeace)[1,5]	0.000	[6]	02/01/2044	721,456
2,721,970	Lehigh County, PA GPA (Kidspeace)[5]	7.500		02/01/2044	27
3,568,592	Lehigh County, PA GPA (Kidspeace/KC/KNCONY/KCH/ KMAKNC/KNCONM / IRSch Obligated Group)[1]	7.500		02/01/2044	3,552,284
1,600,000	Luzerne County, PA GO1	6.750		11/01/2023	1,854,976
500,000	Luzerne County, PA GO1	7.000		11/01/2026	578,925
5,000,000	Luzerne County, PA IDA[1]	7.750		12/15/2027	5,241,200
8,060,000	Mifflin County, PA Hospital Authority (Lewiston Hospital/Lewiston Healthcare Foundation Obligated Group)[1]	5.125		07/01/2030	8,435,274
1,390,000	Millcreek, PA Richland Joint Authority[1]	5.500		08/01/2037	1,431,214
595,000	Millcreek, PA Richland Joint Authority[1]	5.250		08/01/2022	621,025
20,915,000	Montgomery County, PA IDA[1]	5.375		08/01/2038	24,749,347
300,000	Montgomery County, PA IDA (Philadelphia Presbyterian Homes)[1]	6.500		12/01/2025	357,348
2,860,000	Northampton County, PA General Purpose Authority (Moravian College)[1]	5.000		07/01/2031	3,224,650
1,500,000	Northampton County, PA IDA (Morningstar Senior Living)[1]	5.000		07/01/2027	1,595,580
662,533	Northampton County, PA IDA (Northampton Generating)[5,10]	5.000		12/31/2023	288,295
14,826,610	Northampton County, PA IDA (Northampton Generating)[5,10]	5.000		12/31/2023	6,515,406
1,205,000	Northumberland County, PA IDA (NHS Youth Services)[1]	5.500		02/15/2033	1,102,467
1,470,000	Northumberland County, PA IDA (NHS Youth Services)[1]	7.500		02/15/2029	1,145,115
3,185,000	Northumberland County, PA IDA (NHS Youth Services)[1]	7.750		02/15/2029	2,480,828

3        OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Pennsylvania (Continued)
$16,000,000	PA Commonwealth Financing Authority[1]	5.000%	06/01/2032	$18,095,520
2,000,000	PA Commonwealth Financing Authority[1]	5.000	06/01/2035	2,297,220
39,737,908	PA EDFA (Bionol Clearfield)[7]	8.500	07/01/2015	1,667,800
130,000	PA EDFA (Fayette Thermal)[1]	5.250	12/01/2016	130,082
35,000	PA EDFA (Fayette Thermal)[1]	5.500	12/01/2021	35,020
3,000,000	PA EDFA (Forum)[1]	5.000	03/01/2029	3,481,650
3,000,000	PA EDFA (Philadelphia Biosolids Facility)[1]	6.250	01/01/2032	3,319,980
9,115,000	PA GO1	5.000	06/01/2022	10,890,055
4,055,000	PA GO1	5.000	07/01/2022	4,852,983
1,025,000	PA HEFA (Assoc. of Independent Colleges & Universities)[1]	5.125	05/01/2032	1,062,956
55,000	PA HEFA (California University of Pennsylvania Student Assoc.)[1]	6.800	09/01/2025	55,141
145,000	PA HEFA (California University of Pennsylvania Student Assoc.)[1]	6.750	09/01/2020	145,425
100,000	PA HEFA (California University of Pennsylvania Student Assoc.)[1]	5.000	07/01/2028	100,061
3,115,000	PA HEFA (California University of Pennsylvania Student Assoc.)[1]	6.750	09/01/2032	3,118,738
1,245,000	PA HEFA (Delaware Valley College of Science & Agriculture)[1]	5.000	11/01/2027	1,321,518
535,000	PA HEFA (Delaware Valley College of Science & Agriculture)[1]	5.000	11/01/2042	559,129
10,000	PA HEFA (Drexel University College of Medicine)[1]	5.000	05/01/2037	10,547
3,500,000	PA HEFA (Edinboro University Foundation)[1]	6.000	07/01/2043	3,786,370
8,225,000	PA HEFA (Edinboro University Foundation)[1]	6.000	07/01/2042	8,605,406
9,000,000	PA HEFA (Edinboro University Foundation)[1]	5.875	07/01/2038	9,404,460
6,285,000	PA HEFA (Edinboro University Foundation)[1]	5.750	07/01/2028	6,575,304
3,000,000	PA HEFA (Edinboro University Foundation)[1]	5.800	07/01/2030	3,234,540
1,300,000	PA HEFA (Gwynedd Mercy College)[1]	5.375	05/01/2042	1,417,910
750,000	PA HEFA (Indiana University Foundation)[1]	5.000	07/01/2041	831,240
2,650,000	PA HEFA (La Salle University)[1]	5.000	05/01/2029	3,026,141
1,490,000	PA HEFA (Marywood University)[1]	5.125	06/01/2029	1,492,086
50,000	PA HEFA (Pennsylvania State University)[1]	5.000	03/01/2022	50,197
250,000	PA HEFA (Philadelphia University)[1]	5.000	06/01/2035	250,410
1,400,000	PA HEFA (Shippensburg University Student Services)[1]	5.000	10/01/2035	1,499,078
3,000,000	PA HEFA (Shippensburg University)[1]	6.000	10/01/2031	3,344,460
7,000,000	PA HEFA (Shippensburg University)[1]	6.250	10/01/2043	7,867,160
2,250,000	PA HEFA (St. Francis University)[1]	6.250	11/01/2041	2,572,358
1,750,000	PA HEFA (St. Francis University)[1]	6.000	11/01/2031	1,981,718
100,000	PA HEFA (Student Association)[1]	6.750	09/01/2023	100,164
4,515,000	PA HEFA (University of Pennsylvania Health System)[1]	5.750	08/15/2041	5,470,103
3,050,000	PA HEFA (University of the Arts)[1]	5.625	03/15/2025	3,058,144
1,685,000	PA HEFA (University of the Arts)[1]	5.750	03/15/2030	1,688,876
60,000	PA HEFA (University of the Arts)[1]	5.500	03/15/2020	60,191
1,000,000	PA HEFA (Ursinus College)[1]	5.000	01/01/2029	1,125,780
1,000,000	PA HEFA (Widener University)[1]	5.000	07/15/2038	1,130,570
5,000,000	PA Public School Building Authority (Harrisburg Area Community College)[1]	5.000	10/01/2031	5,621,100

4        OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
Pennsylvania (Continued)
$3,000,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000%		04/01/2029	$3,227,520
4,410,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000		04/01/2028	4,778,103
3,500,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000		04/01/2027	3,814,685
4,780,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000		04/01/2032	5,098,444
2,250,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000		04/01/2031	2,398,680
250,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000		04/01/2030	267,995
1,000,000	PA Southcentral General Authority (Hanover Hospital)[1]	5.000		12/01/2029	1,157,890
12,940,000	PA Southcentral General Authority (Wellspan Health Obligated Group)[2]	6.000		06/01/2029	14,352,124
3,680,000	PA State Public School Building Authority (Philadelphia School District)[1]	5.000		06/01/2026	4,191,998
4,000,000	PA Turnpike Commission[1]	6.000	[6]	12/01/2034	4,752,680
2,000,000	PA Turnpike Commission[1]	5.000		12/01/2032	2,335,460
1,750,000	PA Turnpike Commission[1]	5.000		06/01/2030	2,072,035
5,000,000	PA Turnpike Commission[1]	5.500	[6]	12/01/2034	5,811,800
10,000,000	PA Turnpike Commission[1]	0.000	[6]	12/01/2038	12,089,200
3,750,000	PA Turnpike Commission[1]	5.000		12/01/2040	4,374,263
500,000	PA Turnpike Commission[1]	5.000		12/01/2030	605,070
1,000,000	PA Turnpike Commission[1]	5.000		12/01/2031	1,203,450
1,835,000	PA West Shore Area Hospital Authority (Holy Spirit Hospital of the Sisters of Christian Charity)[1]	6.500		01/01/2041	2,181,668
2,000,000	PA West Shore Area Hospital Authority (Holy Spirit Hospital of the Sisters of Christian Charity)[1]	5.625		01/01/2032	2,388,060
5,000,000	Philadelphia, PA Airport[1]	5.000		06/15/2032	5,206,850
2,500,000	Philadelphia, PA Authority for Industrial Devel. (Architecture & Design Charter School)[1]	6.125		03/15/2043	2,736,325
500,000	Philadelphia, PA Authority for Industrial Devel. (Discovery Charter School)[1]	6.250		04/01/2042	499,330
450,000	Philadelphia, PA Authority for Industrial Devel. (Discovery Charter School)[1]	5.875		04/01/2032	448,362
1,000,000	Philadelphia, PA Authority for Industrial Devel. (Global Leadership Academy)[1]	5.750		11/15/2030	1,053,770
500,000	Philadelphia, PA Authority for Industrial Devel. (Global Leadership Academy)[1]	6.375		11/15/2040	538,025
4,000,000	Philadelphia, PA Authority for Industrial Devel. (International Apartments Temple University)[1]	5.625		06/15/2042	4,312,720
2,040,000	Philadelphia, PA Authority for Industrial Devel. (International Apartments Temple University)[1]	5.375		06/15/2030	2,194,673
1,640,000	Philadelphia, PA Authority for Industrial Devel. (Richard Allen Prep Charter School)[1]	6.250		05/01/2033	1,641,706
1,350,000	Philadelphia, PA Authority for Industrial Devel. (Stapeley Germantown)[1]	5.125		01/01/2021	1,318,977

5        OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Pennsylvania (Continued)
$2,000,000	Philadelphia, PA Authority for Industrial Devel. (Tacony Academy Charter School)[1]	6.750%	06/15/2033	$2,302,580
3,090,000	Philadelphia, PA Authority for Industrial Devel. (Tacony Academy Charter School)[1]	7.000	06/15/2043	3,582,917
140,000	Philadelphia, PA Authority for Industrial Devel. Senior Living (GIH/PPAM)[1]	5.125	07/01/2016	140,441
1,725,000	Philadelphia, PA Authority for Industrial Devel. Senior Living (Miriam and Robert M. Rieder House)[1]	6.100	07/01/2033	1,727,484
3,000,000	Philadelphia, PA Authority for Industrial Devel. Senior Living (Presbyterian Homes Germantown)[1]	5.625	07/01/2035	3,059,580
6,260,000	Philadelphia, PA GO1	6.500	08/01/2041	7,540,483
890,000	Philadelphia, PA H&HEFA (Centralized Comprehensive Human Services)[1]	7.250	01/01/2021	893,142
250,000	Philadelphia, PA Hsg. Authority[1]	5.000	12/01/2021	252,560
1,000,000	Philadelphia, PA Municipal Authority[1]	6.500	04/01/2034	1,132,360
50,000	Philadelphia, PA Parking Authority[1]	5.125	02/15/2018	50,202
20,000	Philadelphia, PA Parking Authority, Series A1	5.250	02/15/2029	20,081
15,000	Philadelphia, PA Redevel. Authority[1]	5.500	07/01/2019	15,047
1,000,000	Philadelphia, PA Redevel. Authority (Beech Student Hsg. Complex), Series A1	5.625	07/01/2023	1,003,240
5,000	Philadelphia, PA Redevel. Authority (Beech Student Hsg. Complex), Series A1	5.500	07/01/2035	5,016
1,500,000	Philadelphia, PA Redevel. Authority (Beech Student Hsg. Complex), Series A1	5.625	07/01/2028	1,504,860
100,000	Philadelphia, PA Redevel. Authority (Multifamily Hsg.)[1]	5.450	02/01/2023	101,077
2,070,000	Philadelphia, PA Redevel. Authority (Pavilion Apartments)[1]	6.000	10/01/2023	2,077,907
4,100,000	Philadelphia, PA Redevel. Authority (Pavilion Apartments)[1]	6.250	10/01/2032	4,116,441
1,630,000	Philadelphia, PA School District[1]	6.000	09/01/2038	1,730,473
45,000	Philadelphia, PA School District[1]	6.000	09/01/2038	50,457
5,000	Philadelphia, PA School District[1]	6.000	09/01/2038	5,605
5,000	Philadelphia, PA School District[1]	6.000	09/01/2038	5,606
2,790,000	Pittsburgh, PA Urban Redevel. Authority (Marian Plaza)[1]	6.130	01/20/2043	2,922,553
900,000	Reading, PA Hsg. Auth (Goggle Works Apts.)[1]	5.625	06/01/2042	950,103
2,895,000	Reading, PA Hsg. Auth (Goggle Works Apts.)[1]	5.875	06/01/2052	3,079,180
65,000	Schuylkill County, PA IDA (Ascension Health Credit Group)[1]	5.000	11/01/2028	65,237
10,000	Schuylkill County, PA IDA (Ascension Health Credit Group)[1]	5.000	11/01/2019	10,039
10,000	Schuylkill County, PA IDA (DOCNHS/BSVHS/WMHS Obligated Group)[1]	5.000	11/01/2028	10,037
6,450,000	Susquehanna, PA Area Regional Airport Authority[1]	6.500	01/01/2038	6,874,088
7,100,000	Washington County, PA Redevel. Authority (Victory Centre)[1]	5.450	07/01/2035	7,193,365
10,000,000	Wilkes-Barre, PA Finance Authority (Wilkes University)[1]	5.000	03/01/2037	10,275,900

				531,395,719

6        OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
U.S. Possessions—35.7%
$700,000	Guam Hsg. Corp. (Single Family Mtg.)[1]	5.750%		09/01/2031	$761,831
185,000	Guam Power Authority, Series A1	5.000		10/01/2023	223,367
420,000	Guam Power Authority, Series A1	5.000		10/01/2030	500,321
235,000	Guam Power Authority, Series A1	5.000		10/01/2024	284,456
320,000	Northern Mariana Islands Commonwealth, Series A1	5.000		06/01/2017	321,846
765,000	Northern Mariana Islands Commonwealth, Series A1	5.000		10/01/2022	758,681
1,320,000	Northern Mariana Islands Ports Authority, Series A1	6.250		03/15/2028	1,217,911
975,000	Northern Mariana Islands Ports Authority, Series A1	6.600		03/15/2028	1,004,464
4,500,000	Puerto Rico Aqueduct & Sewer Authority	6.125	[6]	07/01/2024	3,072,915
1,460,000	Puerto Rico Aqueduct & Sewer Authority	5.750		07/01/2037	951,555
1,005,000	Puerto Rico Aqueduct & Sewer Authority	6.000		07/01/2047	655,089
3,000,000	Puerto Rico Aqueduct & Sewer Authority	5.125		07/01/2037	1,925,670
810,000	Puerto Rico Aqueduct & Sewer Authority	5.250		07/01/2029	533,749
213,320,000	Puerto Rico Children’s Trust Fund (TASC)	5.967	[4]	05/15/2050	19,258,530
39,605,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625		05/15/2043	39,602,228
69,645,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500		05/15/2039	69,645,000
1,817,000,000	Puerto Rico Children’s Trust Fund (TASC)	7.625	[4]	05/15/2057	31,452,270
9,000,000	Puerto Rico Commonwealth GO	5.750		07/01/2036	5,357,790
3,000,000	Puerto Rico Commonwealth GO	5.750		07/01/2041	1,778,280
790,000	Puerto Rico Commonwealth GO	6.000		07/01/2028	474,134
13,500,000	Puerto Rico Commonwealth GO	8.000		07/01/2035	8,792,010
7,360,000	Puerto Rico Commonwealth GO	5.500		07/01/2039	4,363,302
5,000,000	Puerto Rico Commonwealth GO	5.500		07/01/2026	2,982,100
2,000,000	Puerto Rico Commonwealth GO	5.000		07/01/2020	1,208,680
2,500,000	Puerto Rico Commonwealth GO	5.375		07/01/2033	1,485,000
3,000,000	Puerto Rico Commonwealth GO	5.125		07/01/2028	1,774,440
15,000	Puerto Rico Commonwealth GO1	6.000		07/01/2027	15,493
3,325,000	Puerto Rico Electric Power Authority, Series A8	5.000		07/01/2042	2,001,949
3,000,000	Puerto Rico Electric Power Authority, Series A8	6.750		07/01/2036	1,813,560
4,920,000	Puerto Rico Electric Power Authority, Series A8	5.000		07/01/2029	2,976,256
1,510,000	Puerto Rico Electric Power Authority, Series AAA[8]	5.250		07/01/2025	916,721
1,435,000	Puerto Rico Electric Power Authority, Series AAA[8]	5.250		07/01/2024	872,638
5,540,000	Puerto Rico Electric Power Authority, Series AAA[8]	5.250		07/01/2027	3,355,024
3,505,000	Puerto Rico Electric Power Authority, Series AAA[8]	5.250		07/01/2031	2,116,284
1,760,000	Puerto Rico Electric Power Authority, Series AAA[8]	5.250		07/01/2030	1,063,515
3,000,000	Puerto Rico Electric Power Authority, Series CCC[8]	5.250		07/01/2027	1,816,800
6,000,000	Puerto Rico Electric Power Authority, Series SS	5.000		07/01/2025	6,080,460
1,450,000	Puerto Rico Electric Power Authority, Series TT8	5.000		07/01/2032	875,466
1,670,000	Puerto Rico Electric Power Authority, Series WW8	5.000		07/01/2028	1,010,434
2,445,000	Puerto Rico Electric Power Authority, Series XX8	5.250		07/01/2040	1,472,746
725,000	Puerto Rico Electric Power Authority, Series ZZ8	5.000		07/01/2022	442,939
1,000,000	Puerto Rico Highway & Transportation Authority	5.300		07/01/2035	620,830
10,000	Puerto Rico Highway & Transportation Authority, Series A	5.000		07/01/2038	1,800
325,000	Puerto Rico Highway & Transportation Authority, Series H	5.000		07/01/2028	58,500
700,000	Puerto Rico Highway & Transportation Authority, Series N	5.250		07/01/2039	329,497

7        OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
U.S. Possessions (Continued)
$270,000	Puerto Rico Infrastructure[5]	5.000%		07/01/2041	$40,500
1,750,000	Puerto Rico Infrastructure	6.400	[4]	07/01/2043	264,582
1,400,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	6.500		10/01/2037	698,908
1,250,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000		03/01/2036	1,107,363
185,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375		04/01/2042	167,856
125,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.125		04/01/2032	114,596
200,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000		04/01/2027	186,564
275,000	Puerto Rico ITEMECF (IEP/HESL/HECR Obligated Group)[3]	5.750		06/01/2019	87,992
2,070,000	Puerto Rico Public Buildings Authority	6.000		07/01/2041	1,100,950
115,000	Puerto Rico Public Buildings Authority	6.250		07/01/2023	68,149
1,000,000	Puerto Rico Public Buildings Authority	6.750		07/01/2036	566,970
3,000,000	Puerto Rico Public Buildings Authority	5.750	[9]	07/01/2034	1,864,680
1,265,000	Puerto Rico Public Buildings Authority	6.000		07/01/2019	740,240
1,500,000	Puerto Rico Public Buildings Authority	6.500		07/01/2030	896,070
1,015,000	Puerto Rico Public Buildings Authority, Series D	5.250		07/01/2036	531,555
5,725,000	Puerto Rico Public Finance Corp., Series B7	5.500		08/01/2031	687,000
7,385,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500		08/01/2037	2,895,732
30,000,000	Puerto Rico Sales Tax Financing Corp., Series A	7.280	[4]	08/01/2034	2,686,200
950,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500		08/01/2042	372,153
5,000,000	Puerto Rico Sales Tax Financing Corp., Series A	5.375		08/01/2039	1,953,800
5,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.375		08/01/2039	2,051,800
5,000,000	Puerto Rico Sales Tax Financing Corp., Series A	5.750		08/01/2037	1,989,850
3,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.500		08/01/2044	1,242,210
18,015,000	Puerto Rico Sales Tax Financing Corp., Series C	5.714	[4]	08/01/2038	1,189,891
5,500,000	Puerto Rico Sales Tax Financing Corp., Series C	6.000		08/01/2039	2,215,950
2,170,000	Puerto Rico Sales Tax Financing Corp., Series C	6.000		08/01/2042	874,141
22,130,000	Puerto Rico Sales Tax Financing Corp., Series C	5.750		08/01/2057	13,173,768
3,235,000	University of Puerto Rico, Series P	5.000		06/01/2030	1,284,360
1,300,000	University of Puerto Rico, Series Q	5.000		06/01/2030	516,126
2,500,000	V.I. Public Finance Authority, Series C1	5.000		10/01/2039	2,677,200
17,450,000	V.I. Tobacco Settlement Financing Corp.	6.250	[4]	05/15/2035	3,378,495
7,000,000	V.I. Tobacco Settlement Financing Corp.	7.625	[4]	05/15/2035	663,810
2,195,000	V.I. Tobacco Settlement Financing Corp.	6.500	[4]	05/15/2035	357,500
4,150,000	V.I. Tobacco Settlement Financing Corp.	6.875	[4]	05/15/2035	622,459
2,180,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1,3]	5.000		05/15/2031	2,180,741

					279,676,692

Total Investments, at Value (Cost $939,306,184)—103.4%					811,072,411
Net Other Assets (Liabilities)—(3.4)					(26,583,921)

Net Assets—100.0%					$784,488,490

Footnotes to Statement of Investments

*April 29, 2016 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes.

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

8        OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

Footnotes to Statement of Investments (Continued)

2. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the

Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security.

3. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end.

4. Zero coupon bond reflects effective yield on the original acquisition date.

5. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the contractual interest rate.

6. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

7. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the contractual interest rate.

8. Subject to a forbearance agreement. Rate shown is the contractual interest rate.

9. Represents the current interest rate for a variable or increasing rate security.

10.	Interest or dividend is paid-in-kind, if applicable.

To simplify the listings of securities, abbreviations are used per the table below:

ARC	Assoc. of Retarded Citizens
BSVHS	Baptist/St. Vincent’s Health System
DOCNHS	Daughters of Charity National Health Systems
EDFA	Economic Devel. Finance Authority
GIH	Germantown Interfaith Housing
GO	General Obligation
GPA	General Purpose Authority
H&EFA	Health and Educational Facilities Authority
H&HEFA	Hospitals and Higher Education Facilities Authority
HDA	Hospital Devel. Authority
HEBA	Higher Education Building Authority
HECR	Hospital Episcopal Cristo Redentor
HEFA	Higher Education Facilities Authority
HESL	Hospital Episcopal San Lucas
IDA	Industrial Devel. Agency
IEP	Iglesia Episcopal Puertorriquena
IRSch	Iron Range School
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
KC	Kidspeace Corporation
KCH	Kidspeace Childrens Hospital
KMAKNC	Kidspeace Mesabi Academy
KNCONM	Kidspeace National Centers of North America
KNCONY	Kidspeace National Centers of New York
MAS	Mercy Adult Services
MCMCSPA	Mercy Catholic Medical Center of Southeastern Pennsylvania
MHH	Mercy Haverford Foundation
MHP	Mercy Health Plan
MHSSPA	Mercy Health System of Southeastern Pennsylvania
PPAM	Philadelphia Presbytery Apartments of Morrisville
RR	Residential Resources
RRDC	Residential Resources Devel. Corp.
RRSW	Residential Resources Southwest
TASC	Tobacco Settlement Asset-Backed Bonds
UPMC	University of Pittsburgh Medical Center

9        OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below: (Continued)
V.I.	United States Virgin Islands
WMHS	Western Maryland Health Systems

10        OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS April 29, 2016 Unaudited

1. Organization

Oppenheimer Rochester Pennsylvania Municipal Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“19400 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), and a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Reporting Period End Date. The last day of the Fund’s reporting period is the last day the New York Stock Exchange was open for trading during the period. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the mean between the bid and asked price on the principal exchange or, if not available from the principal exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following

11        OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

methodologies (listed in order of priority): (1) a bid from the principal exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair

12        OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

3. Securities Valuation (Continued)

valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

13        OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Pennsylvania	$—	$529,727,919	$1,667,800	$531,395,719
U.S. Possessions	—	279,676,692	—	279,676,692

Total Assets	$—	$809,404,611	$1,667,800	$811,072,411

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into Level 2*	Transfers out of Level 3*
Assets Table
Investments, at
Value:
Municipal Bonds and
Notes
Pennsylvania	$27	$(27)

Total Assets	$27	$(27)

* Transferred from Level 3 to Level 2 due to the availability of market data for this security.

4. Investments and Risks

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”). The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual,

14        OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

4. Investments and Risks (Continued)

subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

15        OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to resell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender

16        OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

4. Investments and Risks (Continued)

event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/ reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. At period end, the Fund’s maximum exposure under such agreements is estimated at $35,395,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At period end, municipal bond holdings with a value of $53,479,715 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $35,395,000 in short-term floating rate securities issued and outstanding at that date.

At period end, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$3,250,000	Berks County, PA Municipal Authority Tender Option Bond Series 2015-XF2016 Trust[3]	19.070%	11/1/31	$5,083,780
7,980,000	Chester County, PA IDA (Water Facilities Authority) Tender Option Bond Series 2015-XF2128 Trust[3]	13.181	2/1/41	8,358,811
3,230,000	PA Southcentral General Authority (Hanover Hospital) Tender Option Bond Series 2015-XF2131 Trust[3]	21.382	6/1/29	4,642,124

				$18,084,715

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

17        OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $35,395,000 at period end.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Sold securities	$1,620,826

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment.

18        OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

4. Investments and Risks (Continued)

Information concerning securities not accruing interest at period end is as follows:

Cost	$45,462,908
Market Value	$2,354,800
Market Value as % of Net Assets	0.30%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. At period end, securities with an aggregate market value of $20,734,332, representing 2.64% of the Fund’s net assets, were subject to these forbearance agreements.

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market.

Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

19        OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Market Risk Factors (Continued)

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$904,363,821[1]

Gross unrealized appreciation	$45,591,075
Gross unrealized depreciation	(173,824,848)

Net unrealized depreciation	$(128,233,773)

1. The Federal tax cost of securities does not include cost of $34,942,363, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note in Note 4.

20        OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS April 29, 2016* Unaudited

Principal Amount		Coupon		Maturity	Value
Municipal Bonds and Notes—108.7%
Alabama—4.6%
$50,050,000	Jefferson County, AL Sewer	0.000%	[1]	10/01/2050	$37,059,022
30,230,000	Jefferson County, AL Sewer	7.000		10/01/2051	37,803,220
30,000,000	Jefferson County, AL Sewer	0.000 [1]		10/01/2046	22,504,200
21,895,000	Jefferson County, AL Sewer	0.000 [1]		10/01/2039	16,495,912
20,045,000	Jefferson County, AL Sewer	0.000 [1]		10/01/2046	15,854,392
10,000,000	Jefferson County, AL Sewer	5.500		10/01/2053	11,444,600
59,250,000	Jefferson County, AL Sewer	6.500		10/01/2053	71,880,322
17,500,000	Jefferson County, AL Sewer	0.000 [1]		10/01/2050	13,871,550
12,500,000	Lower AL Gas District	5.000		09/01/2046	15,986,875
					242,900,093

Alaska—0.3%
2,250,000	AK Industrial Devel. & Export Authority (Anchorage Sportsplex/Grace Community Church Obligated Group)[2]	6.120		08/01/2031	536,355
1,650,000	AK Industrial Devel. & Export Authority Community Provider (Boys & Girls Home)[3]	5.875		12/01/2027	453,849
500,000	AK Industrial Devel. & Export Authority Community Provider (Boys & Girls Home)[3]	6.000		12/01/2036	137,530
31,850,000	AK Northern Tobacco Securitization Corp. (TASC)	6.125 [4]		06/01/2046	1,052,324
20,860,000	AK Northern Tobacco Securitization Corp. (TASC)	6.375 [4]		06/01/2046	656,881
10,350,000	Koyukuk, AK (Tanana Chiefs Conference Health Care Facility)	7.750		10/01/2041	11,784,303
					14,621,242

Arizona—1.7%
4,309,000	Buckeye, AZ Watson Road Community Facilities District	6.000		07/01/2030	4,320,290
4,680,000	East San Luis, AZ Community Facilities District Special Assessment (Area One)[3]	6.375		01/01/2028	3,042,094
140,000	East San Luis, AZ Community Facilities District Special Assessment (Area Two)[3]	8.500		01/01/2028	84,003
335,000	Estrella Mountain Ranch, AZ Community Facilities District	6.125		07/15/2027	347,227
500,000	Estrella Mountain Ranch, AZ Community Facilities District	6.200		07/15/2032	517,280
305,000	Estrella Mountain Ranch, AZ Community Facilities District	5.450		07/15/2021	305,769
810,000	Estrella Mountain Ranch, AZ Community Facilities District	5.625		07/15/2025	811,644
900,000	Estrella Mountain Ranch, AZ Community Facilities District	5.800		07/15/2030	901,638
1,015,000	Estrella Mountain Ranch, AZ Community Facilities District	5.900		07/15/2022	1,058,604
3,956,000	Estrella Mountain Ranch, AZ Community Facilities District (Golf Village)	6.750		07/01/2032	4,012,808
393,000	Estrella Mountain Ranch, AZ Community Facilities District (Golf Village)	6.000		07/01/2017	404,259
1,208,000	Estrella Mountain Ranch, AZ Community Facilities District (Golf Village)	6.375		07/01/2022	1,235,228

1 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Arizona (Continued)
$1,000,000	Glendale, AZ IDA (Midwestern University Foundation)	5.000%	07/01/2033	$1,081,680
1,870,000	Maricopa County, AZ IDA (Immanuel Campus Care)[3]	8.500	04/20/2041	746,579
294,000	Merrill Ranch, AZ Community Facilities District No. 1 Special Assessment Lien	5.250	07/01/2024	294,576
641,000	Merrill Ranch, AZ Community Facilities District No. 2 Special Assessment Lien	5.300	07/01/2030	642,602
262,000	Merrill Ranch, AZ Community Facilities District No. 2 Special Assessment Lien	5.250	07/01/2024	262,880
1,125,000	Palm Valley, AZ Community Facility District No. 3	5.300	07/15/2031	1,127,531
420,000	Parkway, AZ Community Facilities District No. 1 (Prescott Valley)	5.300	07/15/2025	421,218
350,000	Parkway, AZ Community Facilities District No. 1 (Prescott Valley)	5.350	07/15/2031	350,675
1,650,000	Phoenix, AZ IDA (Espiritu Community Devel. Corp.)	6.250	07/01/2036	1,664,075
4,135,000	Phoenix, AZ IDA (Freedom Academy)	5.500	07/01/2046	4,148,646
1,935,000	Phoenix, AZ IDA (Gourmet Boutique West)	5.875	11/01/2037	1,046,835
1,085,000	Pima County, AZ IDA (Christian Senior Living)	5.050	01/01/2037	1,087,300
3,700,000	Pima County, AZ IDA (Facility Choice Education & Devel. Corp.)	6.375	06/01/2036	3,708,066
1,250,000	Pima County, AZ IDA (Facility Choice Education & Devel. Corp.)	6.250	06/01/2026	1,253,100
3,000,000	Pima County, AZ IDA (New Plan Learning/OG Ohio/250 Shoup Mill Obligated Group)	8.125	07/01/2041	2,959,920
5,730,000	Pima County, AZ IDA (P.L.C. Charter Schools)	7.500	04/01/2041	6,627,605
1,500,000	Pima County, AZ IDA (P.L.C. Charter Schools)	6.750	04/01/2036	1,502,055
1,025,000	Pima County, AZ IDA (Paideia Academies)	6.000	07/01/2035	1,076,496
3,310,000	Pima County, AZ IDA (Paideia Academies)	6.125	07/01/2045	3,447,464
250,000	Pima County, AZ IDA (Paradise Education Center)	5.875	06/01/2022	250,475
550,000	Pima County, AZ IDA (Paradise Education Center)	6.000	06/01/2036	550,688
1,600,000	Pima County, AZ IDA (Sonoran Science Academy)	5.670	12/01/2027	1,608,592
1,960,000	Pima County, AZ IDA (Sonoran Science Academy)	5.750	12/01/2037	1,967,468
8,775,000	Pima County, AZ IDA Water & Wastewater (Global Water Resources)	6.550	12/01/2037	8,928,124
2,215,000	Pima County, AZ IDA Water & Wastewater (Global Water Resources)	5.600	12/01/2022	2,253,253
11,100,000	Pima County, AZ IDA Water & Wastewater (Global Water Resources)	5.750	12/01/2032	11,274,714
890,000	Pinal County, AZ IDA (San Manuel Facility)	6.250	06/01/2026	934,144
1,022,000	Prescott Valley, AZ Southside Community Facilities District No. 1	7.250	07/01/2032	752,386
1,500,000	Quail Creek, AZ Community Facilities District	5.550	07/15/2030	1,503,465
265,000	Show Low Bluff, AZ Community Facilities District	5.600	07/01/2031	265,276
50,000	Show Low Bluff, AZ Community Facilities District Special Assessment	5.200	07/01/2017	50,978
1,000,000	Tartesso West, AZ Community Facilities District	5.900	07/15/2032	1,017,540
1,550,000	Tempe, AZ IDA (Tempe Life Care Village)	6.250	12/01/2042	1,695,452
695,000	Tempe, AZ IDA (Tempe Life Care Village)	6.000	12/01/2032	758,884
45,000	Tucson, AZ IDA (Joint Single Family Mtg.)	5.000	01/01/2039	45,042
1,800,000	Verrado, AZ Community Facilities District No. 1	6.000	07/15/2027	2,034,090

2 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Arizona (Continued)
$610,000	Verrado, AZ Community Facilities District No. 1	6.000%	07/15/2033	$679,522
675,000	Verrado, AZ Community Facilities District No. 1	5.700	07/15/2029	745,706
				87,805,946

Arkansas—0.1%
5,645,000	Cave Springs, AR Municipal Property (Creeks Special Sewer District)[3]	6.250	02/01/2038	3,357,702

California—13.4%
2,500,000	Adelanto, CA Public Utility Authority	6.750	07/01/2039	2,841,000
750,000	Alhambra, CA (Atherton Baptist Homes)	7.625	01/01/2040	832,875
3,800,000	Anaheim, CA Community Facilities District Special Tax (Platinum Triangle)	6.250	09/01/2040	3,949,302
1,025,000	Anaheim, CA Community Facilities District Special Tax (Platinum Triangle)	6.000	09/01/2030	1,065,856
360,000	Anaheim, CA Community Facilities District Special Tax (Platinum Triangle)	6.000	09/01/2028	374,537
200,000	Blythe, CA Redevel. Agency (Redevel. Project No. 1 Tax Allocation)[5]	6.200	05/01/2031	200,418
5,500,000	Brea, CA Community Facilities District (Brea Plaza Area)	7.375	09/01/2039	6,011,995
127,310,000	CA County Tobacco Securitization Agency	5.309 [4]	06/01/2046	16,014,325
246,760,000	CA County Tobacco Securitization Agency	6.343 [4]	06/01/2055	1,749,528
107,400,000	CA County Tobacco Securitization Agency	5.503 [4]	06/01/2050	2,135,112
8,415,000	CA County Tobacco Securitization Agency	8.150 [4]	06/01/2033	3,158,234
215,100,000	CA County Tobacco Securitization Agency	7.000 [4]	06/01/2055	2,387,610
33,920,000	CA County Tobacco Securitization Agency	6.650 [4]	06/01/2046	1,041,005
5,000,000	CA County Tobacco Securitization Agency (TASC)	6.125	06/01/2038	5,002,100
57,000,000	CA County Tobacco Securitization Agency (TASC)	6.400 [4]	06/01/2046	2,844,300
7,285,000	CA County Tobacco Securitization Agency (TASC)	5.875	06/01/2043	7,357,413
19,000,000	CA County Tobacco Securitization Agency (TASC)	5.250	06/01/2046	18,036,890
1,080,000	CA County Tobacco Securitization Agency (TASC)	5.500	06/01/2033	1,088,035
18,030,000	CA County Tobacco Securitization Agency (TASC)	5.700 [1]	06/01/2046	18,278,273
520,920,000	CA County Tobacco Securitization Agency (TASC)	5.563 [4]	06/01/2050	45,814,914
255,000	CA County Tobacco Securitization Agency (TASC)	5.250	06/01/2045	254,982
4,625,000	CA County Tobacco Securitization Agency (TASC)	6.000	06/01/2042	4,670,834
18,500,000	CA County Tobacco Securitization Agency (TASC)	5.650 [1]	06/01/2041	18,754,560
2,630,000	CA County Tobacco Securitization Agency (TASC)	5.875	06/01/2035	2,656,063
9,125,000	CA Enterprise Devel. Authority (Sunpower Corp.)	8.500	04/01/2031	10,451,045
15,155,000	CA GO	5.000	09/01/2034	18,461,821
4,200,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.000	06/01/2033	4,204,704
52,550,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.750	06/01/2047	52,703,446
10,325,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.125	06/01/2047	10,144,829
133,715,000	CA Golden State Tobacco Securitization Corp. (TASC)[6]	5.750	06/01/2047	134,105,102
340,000,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.046 [4]	06/01/2047	13,015,200
7,000,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.300 [1]	06/01/2037	7,039,060
30,420,000	CA Health Facilities Financing Authority (SJHS/SJHCN/ SJHE/SJHO Obligated Group)[6]	5.750	07/01/2039	34,766,105
11,095,000	CA Health Facilities Financing Authority (Sutter Health/ California Pacific Medical Center Obligated Group)[6]	5.000	11/15/2042	11,342,586

3 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
California (Continued)
$7,000,000	CA Health Facilities Financing Authority Floaters	0.630%	[7]	08/15/2026	$7,000,000
1,835,000	CA Independent Cities Finance Authority Mobile Home Park (Lamplighter Salinas)	6.250		07/15/2050	2,044,190
10,000,000	CA Infrastructure and Economic Devel. (SanfordConsortium)[6]	5.000		05/15/2040	11,315,700
750,000	CA Municipal Finance Authority (Harbor Regional Center)	8.500		11/01/2039	942,450
370,000	CA Public Works	6.625		11/01/2034	371,450
20,800,000	CA Silicon Valley Tobacco Securitization Authority	8.695 [4]		06/01/2041	4,226,144
13,505,000	CA Silicon Valley Tobacco Securitization Authority	9.002 [4]		06/01/2047	1,112,272
160,600,000	CA Silicon Valley Tobacco Securitization Authority	8.147 [4]		06/01/2056	2,004,288
60,785,000	CA Silicon Valley Tobacco Securitization Authority	8.999 [4]		06/01/2036	19,228,727
1,730,000	CA Statewide CDA (Albert Einstein Academy)	6.250		11/01/2042	1,823,316
1,145,000	CA Statewide CDA (Albert Einstein Academy)	6.000		11/01/2032	1,203,384
10,000	CA Statewide CDA (Escrow Term)	6.750		09/01/2037	10,023
2,019,578	CA Statewide CDA (Microgy Holdings)[3]	9.000		12/01/2038	20
8,015,000	CA Statewide CDA (Yucaipa Valley Water Reservoir)	6.000		09/02/2044	8,145,564
555,300,000	CA Statewide Financing Authority Tobacco Settlement	5.956 [4]		06/01/2055	5,236,479
100,000	CA Statewide Financing Authority Tobacco Settlement (TASC)	6.000		05/01/2043	101,668
4,515,000	CA Statewide Financing Authority Tobacco Settlement (TASC)	6.000		05/01/2037	4,590,310
1,010,000	CA Statewide Financing Authority Tobacco Settlement (TASC)	6.000		05/01/2043	1,020,100
2,500,000	Calexico, CA Community Redevel. Agency Tax Allocation (Central Business District & Residential Redevel.)	7.250		08/01/2033	3,129,500
10,465,000	Cerritos, CA Community College District[6]	5.250		08/01/2033	11,975,398
1,440,000	Coyote Canyon, CA Public Facilities Community Facilities District No. 2004-1	6.625		09/01/2039	1,604,707
820,000	Elsinore Valley, CA Municipal Water District Community Facilities District No. 2004-1	6.625		09/01/2040	852,808
1,000,000,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	8.001 [4]		06/01/2057	8,130,000
377,795,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	6.708 [4]		06/01/2057	3,566,385
1,255,000	Lathrop, CA Special Tax Community Facilities District No. 03-2	7.000		09/01/2033	1,257,849
1,625,000	Los Angeles, CA Community Facilities District Special Tax (Legends at Cascades)	5.750		09/01/2040	1,685,905
31,940,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[6]	5.375		05/15/2030	34,573,772
5,000,000	Los Angeles, CA Dept. of Water & Power[6]	5.000		07/01/2034	5,531,600
9,930,000	Los Angeles, CA Regional Airports Improvement Corp. (Delta-Continental Airlines)	9.250		08/01/2024	9,999,609
200,000	Maywood, CA Public Financing Authority	7.000		09/01/2038	201,372
15,000,000	Northern CA Tobacco Securitization Authority (TASC)	5.375		06/01/2038	14,998,950
115,975,000	Northern CA Tobacco Securitization Authority (TASC)	6.375 [4]		06/01/2045	3,191,632
45,000	Placer County, CA Improvement Bond Act 1915	6.500		09/02/2030	45,295

4 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
California (Continued)
$21,711,000	River Rock, CA Entertainment Authority[2]	8.000%	11/01/2018	$2,223,206
1,750,000	Riverside County, CA Redevel. Agency	7.125	10/01/2042	2,221,537
100,000	Sacramento County, CA Special Tax Community Facilities District No. 2004-1 (McClellan Park)	6.000	09/01/2031	101,557
2,000,000	San Buenaventura, CA Community Memorial Health Systems	8.000	12/01/2031	2,541,040
750,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)	6.750	08/01/2041	949,568
1,000,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)	7.000	08/01/2041	1,276,600
6,000,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)	5.750	06/01/2026	7,092,480
58,990,000	Silicon Valley CA Tobacco Securitization Authority	8.902 [4]	06/01/2047	7,580,215
143,080,000	Southern CA Tobacco Securitization Authority	7.100 [4]	06/01/2046	2,941,725
195,570,000	Southern CA Tobacco Securitization Authority	6.383 [4]	06/01/2046	4,963,567
41,325,000	Southern CA Tobacco Securitization Authority	6.400 [4]	06/01/2046	912,043
17,145,000	Stockton, CA Unified School District	5.950 [4]	08/01/2043	6,205,633
14,735,000	Stockton, CA Unified School District	5.950 [4]	08/01/2041	5,744,440
6,245,000	Stockton, CA Unified School District	6.000 [4]	08/01/2037	2,858,711
12,115,000	Stockton, CA Unified School District	5.920 [4]	08/01/2038	5,327,935
1,335,000	Susanville, CA Public Financing Authority (Utility Enterprises)	5.875	06/01/2035	1,477,151
1,425,000	Susanville, CA Public Financing Authority (Utility Enterprises)	6.000	06/01/2045	1,581,950
4,615,000	Tustin, CA Community Facilities District Special Tax (Legacy/Columbus)	6.000	09/01/2036	4,937,219
3,500,000	West Hollywood, CA Community Devel. Commission Tax Allocation (East Side Redevel.)	7.500	09/01/2042	4,457,810
7,000,000	West Sacramento, CA Special Tax Community Facilities District No. 27	7.000	09/01/2040	7,720,370
				706,989,683

Colorado—3.1%
1,025,000	CO Country Club Highlands Metropolitan District[2]	7.250	12/01/2037	418,087
4,475,000	CO Elbert and Highway 86 Metropolitan District[2]	7.500	12/01/2032	2,236,918
1,188,000	CO Elbert and Highway 86 Metropolitan District	5.750	12/01/2036	852,366
2,241,000	CO Elkhorn Ranch Metropolitan District[2]	6.375	12/01/2035	1,459,093
1,785,000	CO Fossil Ridge Metropolitan District No. 1	7.250	12/01/2040	1,975,031
14,350,000	CO Health Facilities Authority (Sisters of Charity of Leavenworth Health System)[6]	5.000	01/01/2044	16,419,557
1,030,000	CO Health Facilities Authority Health & Residential Care Facilities (Volunteers of America)	5.300	07/01/2037	1,030,010
467,000	CO Horse Creek Metropolitan District	5.750	12/01/2036	413,057
500,000	CO Huntington Trails Metropolitan District	6.250	12/01/2036	501,655
1,685,000	CO Huntington Trails Metropolitan District	8.250 [1]	12/01/2037	1,703,249
1,068,000	CO Liberty Ranch Metropolitan District	6.250	12/01/2036	989,993
2,275,000	CO Neu Towne Metropolitan District[2]	7.250	12/01/2034	603,990
1,000,000	CO North Range Metropolitan District No. 2	5.500	12/15/2037	1,012,490
745,000	CO North Range Metropolitan District No. 2	5.500	12/15/2018	761,614

5 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Colorado (Continued)
$12,585,000	CO Park Valley Water and Sanitation Metropolitan District	6.000%	[4]	12/15/2017	$4,624,358
272,000	CO Potomac Farms Metropolitan District	7.625 [1]		12/01/2023	195,320
1,590,000	CO Potomac Farms Metropolitan District	7.250		12/01/2037	1,124,989
890,000	CO Prairie Center Metropolitan District No. 3	5.400		12/15/2031	901,205
27,025,000	CO Regional Transportation District Floaters	0.580 [7]		06/01/2044	27,025,000
500,000	CO Silver Peaks Metropolitan District[2]	5.750		12/01/2036	334,175
1,720,000	CO Sorrell Ranch Metropolitan District[3]	6.750		12/15/2036	350,140
2,500,000	CO STC Metropolitan District No. 2	6.000		12/01/2038	2,548,850
1,238,000	CO Stoneridge Metropolitan District	5.625		12/01/2036	1,331,593
569,000	CO Table Mountain Metropolitan District	7.750		12/15/2045	575,094
1,615,000	CO Table Mountain Metropolitan District	5.250		12/01/2045	1,635,430
8,000,000	CO Talon Pointe Metropolitan District[3]	8.000		12/01/2039	802,400
500,000	CO Wyndham Hill Metropolitan District	6.250		12/01/2025	499,955
3,415,000	Cundall Farms, CO Metropolitan District	6.875		12/01/2044	3,469,025
35,375,000	Denver, CO City & County Airport Special Facilities (United Air Lines)	5.250		10/01/2032	36,878,437
26,350,000	Denver, CO City & County Airport Special Facilities (United Air Lines)	5.750		10/01/2032	27,680,938
600,000	Erie Farm, CO Metropolitan District	7.750		12/15/2045	603,816
2,000,000	Erie Farm, CO Metropolitan District	5.500		12/01/2045	2,026,420
2,065,000	Hawthorn, CO Metropolitan District No. 2	6.375		12/01/2044	2,098,019
950,000	Hawthorn, CO Metropolitan District No. 2	7.750		12/15/2044	960,954
1,000,000	Mountain Shadows, CO Metropolitan District	5.000		12/01/2046	1,016,200
735,000	Tabernash Meadows, CO Water & Sanitation District	7.125		12/01/2034	805,994
295,000	Tallyns Reach CO Metropolitan District No. 3	5.000		12/01/2033	316,075
685,000	Tallyns Reach CO Metropolitan District No. 3	5.125		11/01/2038	734,861
750,000	Thompsong Crossing, CO Metropolitan District No. 6	6.000		12/01/2044	766,778
5,409,763	Woodmen Heights, CO Metropolitan District No. 1	6.000		12/01/2041	5,484,418
20,183,519	Woodmen Heights, CO Metropolitan District No. 1	0.000 [1]		12/15/2041	10,159,576
					165,327,130

Connecticut—0.4%
2,350,000	CT H&EFA (ECHNS/MMH/RGH/TcntyHC Obligated Group)	6.000		07/01/2025	2,391,783
7,965,000	CT Special Tax	5.000		08/01/2033	9,630,243
6,000,000	CT Special Tax	5.000		08/01/2032	7,287,660
470,000	Georgetown, CT Special Taxing District[3]	5.125		10/01/2036	185,758
11,377,499	Mashantucket Western Pequot Tribe CT15	4.000		07/01/2031	716,441
					20,211,885

Delaware—0.1%
1,300,000	Bridgeville, DE Special Obligation (Heritage Shores)	5.450		07/01/2035	1,300,923
7,438,000	Millsboro, DE Special Obligation (Plantation Lakes)	5.450		07/01/2036	6,689,588
					7,990,511

District of Columbia—1.8%
10,000,000	District of Columbia (Howard University)	6.250		10/01/2032	10,608,200
25,610,000	District of Columbia (Howard University)	6.500		10/01/2041	27,327,406

6 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
District of Columbia (Continued)
$2,000,000	District of Columbia Center for Strategic & International Studies	6.625%	03/01/2041	$2,275,880
3,200,000	District of Columbia Center for Strategic & International Studies	6.375	03/01/2031	3,613,664
32,680,000	District of Columbia Tobacco Settlement Financing Corp.	6.750	05/15/2040	32,847,975
1,055,000,000	District of Columbia Tobacco Settlement Financing Corp. (TASC)	6.216 [4]	06/15/2055	6,762,550
1,375,680,000	District of Columbia Tobacco Settlement Financing Corp. (TASC)	5.913 [4]	06/15/2055	14,128,234
				97,563,909

Florida—10.3%
1,000,000	Alachua County, FL Health Facilities Authority (Oak Hammock University Florida)	8.000	10/01/2046	1,241,850
1,000,000	Alachua County, FL Health Facilities Authority (Oak Hammock University Florida)	8.000	10/01/2042	1,243,910
750,000	Alachua County, FL Health Facilities Authority (Oak Hammock University Florida)	8.000	10/01/2032	937,312
4,655,000	Amelia Concourse, FL Community Devel. District[3]	5.750	05/01/2038	3,476,819
105,000	Arborwood, FL Community Devel. District (Centex Homes)	5.250	05/01/2016	104,997
7,330,000	Arlington Ridge, FL Community Devel. District[5]	5.500	05/01/2036	5,496,547
1,045,000	Avignon Villages, FL Community Devel. District[3]	5.300	05/01/2014	136,268
755,000	Avignon Villages, FL Community Devel. District[3]	5.400	05/01/2037	98,452
14,970,000	Baker, FL Correctional Devel. Corp. (Detention Center)	7.500	02/01/2030	12,564,620
225,000	Bayshore, FL Hsg. Corp.[3]	8.000	12/01/2016	116,998
2,570,000	Baywinds, FL Community Devel. District[5]	7.020	05/01/2022	2,602,845
7,625,000	Baywinds, FL Community Devel. District[5]	5.250	05/01/2037	7,627,745
7,555,000	Belle Isle, FL Charter School (Cornerstone Charter Academy & Cornerstone Charter High School Obligated Group)	6.000	10/01/2042	8,291,008
7,725,000	Bonnet Creek, FL Resort Community Devel. District Special Assessment	7.375	05/01/2034	7,730,253
4,890,000	Bonnet Creek, FL Resort Community Devel. District Special Assessment	7.500	05/01/2034	4,893,814
3,575,000	Boynton Village, FL Community Devel. District Special Assessment	6.000	05/01/2038	3,604,172
210,000	Broward County, FL HFA (Single Family)	5.000	10/01/2039	210,111
5,845,000	Buckeye Park, FL Community Devel. District[3]	7.875	05/01/2038	1,751,279
930,000	Carlton Lakes, FL Community Devel. District Special Assessment	5.625	11/01/2036	941,402
2,250,000	Carlton Lakes, FL Community Devel. District Special Assessment	5.750	11/01/2047	2,272,972
25,430,000	CFM, FL Community Devel. District, Series A3	6.250	05/01/2035	10,811,310
8,510,000	Chapel Creek, FL Community Devel. District Special Assessment[3]	5.500	05/01/2038	5,065,322
24,013,000	Clearwater Cay, FL Community Devel. District[3]	5.500	05/01/2037	13,204,268
1,690,000	Creekside, FL Community Devel. District[3]	5.200	05/01/2038	675,797
1,255,000	Crosscreek, FL Community Devel. District[3]	5.600	05/01/2039	535,383

7 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Florida (Continued)
$2,625,000	Crosscreek, FL Community Devel. District[3]	5.500%	05/01/2017	$1,118,749
55,000	Dade County, FL HFA (Golden Lakes Apartments)	6.050	11/01/2039	55,075
30,000	Dade County, FL HFA (Siesta Pointe Apartments)	5.650	09/01/2017	30,095
1,100,000	Dade County, FL IDA (Miami Cerebral Palsy Residence)	8.000	06/01/2022	1,100,539
7,745,000	Deer Run, FL Community Devel. District Special Assessment[3]	7.625	05/01/2039	4,568,466
1,940,000	Durbin Crossing, FL Community Devel. District Special Assessment[2]	5.250	11/01/2020	1,163,903
12,500,000	FL Capital Trust Agency (Atlantic Hsg. Foundation)[2]	8.260	07/15/2038	2,500,750
6,718,000	FL Capital Trust Agency (Atlantic Hsg. Foundation)[2]	7.000	07/15/2032	1,344,003
95,000	FL HFA (Stoddert Arms Apartments)	6.250	09/01/2026	95,149
3,400,000	FL Lake Ashton II Community Devel. District	5.375	05/01/2036	3,087,438
7,660,000	Glades, FL Correctional Devel. Corp. (Glades County Detention)[2]	7.375	03/01/2030	1,108,019
2,985,000	Greater Lakes/Sawgrass Bay, FL Community Devel. District[5]	5.500	05/01/2038	2,984,731
1,720,000	Harbor Bay, FL Community Devel. District[5]	6.750	05/01/2034	1,726,863
15,925,000	Heritage Harbour North, FL Community Devel. District[5]	6.375	05/01/2038	16,434,759
355,000	Highland Meadows, FL Community Devel. District Special Assessment, Series A	5.500	05/01/2036	355,050
10,000,000	Highlands County, FL Health Facilities Authority (ABH/ AGH/AHSGA Obligated Group)[6]	5.250	11/15/2036	10,347,469
13,500,000	Highlands County, FL Health Facilities Authority (ABH/ AGH/AHSGA Obligated Group)[6]	5.125	11/15/2032	13,716,413
3,995,000	Highlands, FL Community Devel. District	5.550	05/01/2036	3,974,586
5,480,000	Indigo, FL Community Devel. District[2]	5.750	05/01/2036	3,341,266
8,100,000	Lakewood Ranch, FL Stewardship District	5.500	05/01/2036	8,109,558
15,335,000	Lakewood Ranch, FL Stewardship District (Country Club East Investors)	5.400	05/01/2037	15,360,456
3,800,000	Legends Bay, FL Community Devel. District	5.875	05/01/2038	3,806,232
100,000	Leon County, FL Educational Facilities Authority (Southgate Residence Hall)	6.750	09/01/2028	100,000
1,275,000	Liberty County, FL Revenue (Twin Oaks)[3]	8.250	07/01/2028	189,427
1,180,000	Madison County, FL Mtg. (Twin Oaks)	6.000	07/01/2025	707,740
5,360,000	Magnolia Creek, FL Community Devel. District[3]	5.900	05/01/2039	1,125,171
5,000,000	Magnolia Creek, FL Community Devel. District[3]	5.600	05/01/2014	1,049,600
2,805,000	Magnolia West, FL Community Devel. District Special Assessment[2]	5.350	05/01/2037	2,243,663
2,600,000	Main Street, FL Community Devel. District	6.800	05/01/2038	2,633,956
895,000	Miami-Dade County, FL HFA (Homeownership Mtg.)	5.450	10/01/2038	895,313
4,000,000	Miami-Dade County, FL School Board	5.000	05/01/2031	4,784,080
5,455,000	Miami-Dade County, FL School Board	5.000	05/01/2032	6,385,459
50,000,000	Miami-Dade County, FL School Board COP[6]	5.375	02/01/2034	56,165,500
10,000,000	Miami-Dade County, FL School Board COP[6]	5.000	02/01/2027	11,131,100
10,000,000	Miami-Dade County, FL School Board COP[6]	5.250	02/01/2027	11,199,100
26,735,000	Miami-Dade County, FL School Board Floater	0.800 [7]	05/01/2037	26,735,000
2,610,000	Montecito, FL Community Devel. District[2]	5.500	05/01/2037	1,696,996
12,430,000	Montecito, FL Community Devel. District[3]	5.100	05/01/2013	8,081,986
565,000	Moody River, FL Estates Community Devel. District[5]	5.350	05/01/2036	528,784

8 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Florida (Continued)
$10,250,000	Nassau County, FL (Nassau Care Centers)	6.900%	01/01/2038	$10,591,018
4,345,000	Naturewalk, FL Community Devel. District[2]	5.500	05/01/2038	2,389,098
3,640,000	Naturewalk, FL Community Devel. District	5.300	05/01/2016	2,001,454
750,000	Orange County, FL Health Facilities Authority (Orlando Lutheran Tower)	5.500	07/01/2032	765,390
3,750,000	Palm Bay, FL Educational Facilities (Patriot Charter School)[3]	7.000	07/01/2036	1,124,963
3,000,000	Palm Beach County, FL Health Facilities Authority (Sinai Residences Boca Raton)	7.500	06/01/2049	3,705,120
12,260,000	Palm Coast Park, FL Community Devel. District Special Assessment[5]	5.700	05/01/2037	10,656,515
6,005,000	Palm Glades, FL Community Devel. District Special Assessment[5]	7.125	05/01/2039	6,146,178
1,565,000	Palm River, FL Community Devel. District[3]	5.375	05/01/2036	617,424
1,850,000	Palm River, FL Community Devel. District[3]	5.150	05/01/2013	728,734
1,495,000	Parkway Center, FL Community Devel. District, Series A	6.300	05/01/2034	1,477,568
5,575,000	Pine Ridge Plantation, FL Community Devel. District[5]	5.400	05/01/2037	4,904,272
2,250,000	Pinellas County, FL Educational Facilities Authority (Pinellas Prep Academy)	7.125	09/15/2041	2,482,313
4,500,000	Pinellas County, FL Health Facility Authority (St. Mark Village)	5.650	05/01/2037	4,701,195
1,705,000	Poinciana West, FL Community Devel. District Special Assessment[5]	6.000	05/01/2037	1,729,995
425,000	Port St. Lucie, FL Special Assessment (Peacock & Lowry)	5.350	07/01/2027	416,921
9,600,000	Portico, FL Community Devel. District[5]	5.450	05/01/2037	8,297,280
3,005,000	Portofino Cove, FL Community Devel. District Special Assessment[3]	5.500	05/01/2038	1,352,190
5,905,000	Portofino Isles, FL Community Devel. District (Portofino Court)[3]	5.600	05/01/2036	1,180,882
1,955,000	Portofino Landings, FL Community Devel. District Special Assessment[3]	5.400	05/01/2038	767,513
1,000,000	Portofino Landings, FL Community Devel. District Special Assessment[3]	5.200	05/01/2017	392,280
2,470,000	Portofino Vista, FL Community Devel. District[3]	5.000	05/01/2013	1,111,451
400,000	Renaissance Commons, FL Community Devel. District, Series A5	5.600	05/01/2036	400,064
1,425,000	Reunion East, FL Community Devel. District[2]	7.375	05/01/2033	14
3,770,000	Reunion East, FL Community Devel. District[5]	6.600	05/01/2036	3,830,772
1,620,000	Reunion East, FL Community Devel. District[5]	6.600	05/01/2033	1,667,920
3,420,000	Reunion East, FL Community Devel. District[2]	5.800	05/01/2036	34
140,000	Ridgewood Trails, FL Community Devel. District	5.650	05/01/2038	140,062
2,365,000	River Bend, FL Community Devel. District[3]	7.125	11/01/2015	303,903
7,890,000	River Glen, FL Community Devel. District Special Assessment[3]	5.450	05/01/2038	3,145,901
168,263	Santa Rosa Bay, FL Bridge Authority	6.250	07/01/2028	116,520
1,895,000	Sarasota County, FL Educational Facilities (School of Arts & Sciences)	6.500	07/01/2040	2,064,621
4,000,000	Seminole County, FL IDA (Progressive Health)	7.500	03/01/2035	4,034,560

9 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Florida (Continued)
$8,750,000	South Bay, FL Community Devel. District[2]	0.000%	[1]	05/01/2036	$6,788,775
3,240,000	South Bay, FL Community Devel. District[2]	0.000 [1]		05/01/2025	2,530,213
7,035,000	South Bay, FL Community Devel. District	5.125		05/01/2020	6,501,677
5,110,000	South Bay, FL Community Devel. District[3]	5.950		05/01/2036	1,276,682
7,435,000	South Bay, FL Community Devel. District[5]	5.950		05/01/2036	7,404,814
3,750,000	South Fork East, FL Community Devel. District[5]	6.500 [1]		05/01/2038	3,768,600
860,333	St. Johns County, FL IDA (Glenmoor)[2]	2.500		01/01/2049	9
2,325,000	St. Johns County, FL IDA (Glenmoor)[3]	5.375 [7]		01/01/2049	1,348,500
3,500,000	St. Johns County, FL IDA (Presbyterian Retirement)	5.875		08/01/2040	3,920,560
3,500,000	St. Johns County, FL IDA (Presbyterian Retirement)	6.000		08/01/2045	3,943,940
1,000,000	St. Johns County, FL IDA (St. John’s County Welfare Federation)	5.250		10/01/2041	916,250
19,075,000	Tern Bay, FL Community Devel. District[3]	5.375		05/01/2037	4,651,439
16,765,000	Tern Bay, FL Community Devel. District[3]	5.000		05/01/2015	4,085,463
2,415,000	Town Center, FL at Palm Coast Community Devel. District[5]	6.000		05/01/2036	2,379,065
4,950,000	Treeline, FL Preservation Community Devel. District[2]	6.800		05/01/2039	1,980,099
620,000	Turnbull Creek, FL Community Devel. District Special Assessment[5]	5.250		05/01/2037	616,100
4,100,000	University of North Florida Financing Corp.	5.000		11/01/2025	4,343,171
7,805,000	Verandah East, FL Community Devel. District[5]	5.400		05/01/2037	7,808,200
1,265,000	Villa Vizcaya, FL Community Devel. District Special Assessment[3]	5.550		05/01/2039	695,699
3,350,000	Waterford Estates, FL Community Devel. District Special Assessment[3]	5.500		05/01/2037	2,010,034
4,395,000	Waterford Estates, FL Community Devel. District Special Assessment[3]	5.125		05/01/2013	2,637,044
3,190,000	Waterlefe, FL Community Devel. District Golf Course[3]	8.125		10/01/2025	221,258
5,490,000	Waters Edge, FL Community Devel. District[5]	0.000 [1]		05/01/2039	4,605,451
133,000	Waters Edge, FL Community Devel. District[5]	5.350		05/01/2039	133,060
14,800,000	Waterstone, FL Community Devel. District[3]	5.500		05/01/2018	5,870,124
18,550,000	West Villages, FL Improvement District[3]	5.800		05/01/2036	11,127,774
1,215,000	West Villages, FL Improvement District[3]	5.350		05/01/2015	728,854
18,800,000	West Villages, FL Improvement District[5]	5.500		05/01/2038	18,839,856
14,925,000	Westridge, FL Community Devel. District[3]	5.800		05/01/2037	5,224,347
11,045,000	Westside, FL Community Devel. District[2]	5.650		05/01/2037	5,525,924
16,175,000	Westside, FL Community Devel. District[2]	7.200		05/01/2038	8,145,245
7,420,000	Wyld Palms, FL Community Devel. District[3]	5.400		05/01/2015	1,854,035
4,340,000	Wyld Palms, FL Community Devel. District[3]	5.500		05/01/2038	1,084,436
2,665,000	Zephyr Ridge, FL Community Devel. District[3]	5.625		05/01/2037	1,050,436
3,830,000	Zephyr Ridge, FL Community Devel. District[3]	5.250		05/01/2013	1,507,526
					546,386,683

Georgia—1.6%
710,000	Atlanta, GA Tax Allocation (Beltline)	7.500		01/01/2031	812,091
3,800,000	Atlanta, GA Tax Allocation (Beltline)	7.500		01/01/2031	4,372,204
10,625,000	Franklin County, GA Industrial Building Authority (Emmanuel College)[3]	6.250		11/01/2043	5,312,075

10 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Georgia (Continued)
$1,380,000	Franklin County, GA Industrial Building Authority (Emmanuel College)[3]	6.000%	11/01/2032	$689,945
1,435,000	Franklin County, GA Industrial Building Authority (Emmanuel College)[3]	5.750	11/01/2025	717,443
31,945,000	Fulton County, GA Devel. Authority (Piedmont Healthcare)[6]	5.000	06/15/2029	35,092,803
13,730,000	Fulton County, GA Devel. Authority (Piedmont Healthcare/Piedmont Hospital/Piedmont Hospital Foundation Obligated Group)[6]	5.250	06/15/2037	15,036,652
2,320,000	GA Environmental Loan Acquisition Corp. (Local Water Authority)	5.125	03/15/2031	2,451,057
2,250,000	GA Road & Tollway Authority (I-75 S Express Lanes)	6.252 [4]	06/01/2024	1,441,597
3,750,000	GA Road & Tollway Authority (I-75 S Express Lanes)	6.751 [4]	06/01/2034	1,239,562
9,100,000	GA Road & Tollway Authority (I-75 S Express Lanes)	0.000 [1]	06/01/2049	5,166,434
10,520,000	Gainesville & Hall County, GA Hospital (Northeast Georgia Health System) Floaters	0.540 [7]	08/15/2049	10,520,000
2,000,000	Marietta, GA Devel. Authority (University Facilities)	7.000	06/15/2039	2,078,660
				84,930,523

Hawaii—0.1%
405,000	HI Dept. of Transportation (Continental Airlines)	5.625	11/15/2027	406,535
275,000	Kuakini, HI Health System (KMC/KHS/KGC/KSS Obligated Group)	6.375	07/01/2032	275,646
2,290,000	Kuakini, HI Health System (KMC/KHS/KGC/KSS Obligated Group)	6.300	07/01/2022	2,296,916
				2,979,097

Idaho—0.0%
1,500,000	Nampa, ID Local Improvement District No. 148	6.625	09/01/2030	1,544,415

Illinois—7.3%
500,000	Annawan, IL Tax Increment (Patriot Renewable Fuels)	5.625	01/01/2018	500,135
3,000,000	Carol Stream, IL Park District	5.000	01/01/2037	3,424,590
30,685,000	Caseyville, IL Tax (Forest Lakes)[2]	7.000	12/30/2022	1,423,784
10,000,000	Chicago, IL Board of Education	7.000	12/01/2044	9,503,500
1,100,000	Chicago, IL Board of Education	5.000	12/01/2042	894,795
30,000,000	Chicago, IL GO	5.250	01/01/2033	29,702,100
35,000	Chicago, IL Multifamily Hsg. (Cottage View Terrace)	6.125	02/20/2042	35,164
10,032,000	Cortland, IL Special Tax (Sheaffer System)[2]	5.500	03/01/2017	2,004,895
1,120,000	Country Club Hills, IL GO	5.000	12/01/2030	1,135,926
1,175,000	Country Club Hills, IL GO	5.000	12/01/2031	1,191,873
2,425,000	Country Club Hills, IL GO	5.000	12/01/2032	2,457,956
1,060,000	Country Club Hills, IL GO	5.000	12/01/2029	1,076,059
915,000	Country Club Hills, IL GO	5.000	12/01/2026	931,296
965,000	Country Club Hills, IL GO	5.000	12/01/2027	979,948
1,010,000	Country Club Hills, IL GO	5.000	12/01/2028	1,025,625
644,000	Deerfield, IL (Chicagoland Conservative Jewish High School Foundation)	6.000	10/01/2042	658,374
1,000,000	Du Page County, IL Special Service Area No. 31 Special Tax (Monarch Landing)	5.625	03/01/2036	1,003,520
1,585,000	Franklin Park, IL GO	6.250	07/01/2030	1,923,508

11 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Illinois (Continued)
$2,271,940	Gilberts, IL Special Service Area No. 24 Special Tax (Conservancy)	5.375%	03/01/2034	$2,008,940
1,800,000	Harvey, IL GO	5.625	12/01/2032	813,636
6,165,000	Harvey, IL GO	5.500	12/01/2027	2,785,963
10,365,000	IL Educational Facilities Authority (Plum Creek Rolling Meadows)	6.500	12/01/2037	10,730,885
9,425,000	IL Finance Authority (Advocate Health Care)[6]	5.500	04/01/2044	10,315,090
5,820,000	IL Finance Authority (Advocate Health Care)[6]	5.375	04/01/2044	6,361,405
5,180,000	IL Finance Authority (Advocate Health Care)[6]	5.375	04/01/2044	5,641,246
10,575,000	IL Finance Authority (Advocate Health Care)[6]	5.500	04/01/2044	11,631,910
21,765,000	IL Finance Authority (Advocate Health Care)[6]	5.375	04/01/2044	23,811,883
19,410,000	IL Finance Authority (Advocate Health Care)[6]	5.375	04/01/2044	21,116,197
320,000	IL Finance Authority (AHCN/ANSHN/ACMC/AH&HC Obligated Group)	5.375	04/01/2044	361,853
365,000	IL Finance Authority (AHCN/ANSHN/ACMC/AH&HC Obligated Group)	5.375	04/01/2044	399,357
3,195,000	IL Finance Authority (Bethel Terrace Apartments)	5.375	09/01/2035	3,197,237
145,000	IL Finance Authority (Bridgeway/Bridgeway Foundation/Occupation Devel. Center Obligated Group)	4.625	07/01/2027	126,827
5,000,000	IL Finance Authority (Central Dupage Health System/ Central Dupage Hospital Assoc.)[6]	5.375	11/01/2039	5,672,100
12,500,000	IL Finance Authority (Central Dupage Health)[6]	5.500	11/01/2039	14,274,875
5,610,000	IL Finance Authority (DeKalb Supportive Living)	6.100	12/01/2041	5,748,848
2,030,000	IL Finance Authority (Friendship Village Schaumburg)	5.625	02/15/2037	2,030,365
1,000,000	IL Finance Authority (Lake Forest College)	6.000	10/01/2048	1,103,960
850,000	IL Finance Authority (Luther Oaks)	6.000	08/15/2026	854,428
1,500,000	IL Finance Authority (Luther Oaks)	6.000	08/15/2039	1,505,505
11,155,000	IL Finance Authority (Provena Health)	7.750	08/15/2034	13,321,747
575,000	IL Finance Authority (Rogers Park Montessori School)	6.000	02/01/2034	617,654
1,310,000	IL Finance Authority (Rogers Park Montessori School)	6.125	02/01/2045	1,398,464
11,970,000	IL Finance Authority (St. Anthony Lassing)	6.500	12/01/2032	12,515,832
5,775,000	IL Finance Authority (The New Admiral at the Lake)	8.000	05/15/2046	6,589,968
1,500,000	IL Finance Authority (The New Admiral at the Lake)	8.000	05/15/2040	1,713,240
2,850,000	IL Finance Authority (Uno Charter School Network)	7.125	10/01/2041	3,147,854
4,400,000	IL Finance Authority (Villa St. Benedict)	6.375	11/15/2043	4,536,444
4,300,000	IL Finance Authority (Villa St. Benedict)	6.125	11/15/2035	4,434,547
7,000,000	IL GO	5.000	11/01/2026	7,037,100
11,000,000	IL GO	5.000	11/01/2029	11,104,390
5,715,000	IL GO Floaters	0.680 [7]	05/01/2033	5,715,000
16,500,000	IL GO Floaters	0.660 [7]	03/01/2033	16,500,000
31,740,000	IL Metropolitan Pier & Exposition Authority (McCormick Place Exposition) Floater	0.760 [7]	06/15/2050	31,740,000
7,140,000	Lake County, IL Special Service Area No. 8[3]	7.125	03/01/2037	2,998,657
13,635,000	Lombard, IL Public Facilities Corp. (Conference Center & Hotel)[2]	7.125	01/01/2036	6,134,523
4,000,000	Manhattan, IL Special Service Area Special Tax (Groebe Farm-Stonegate)[3]	6.125	03/01/2040	719,920

12 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Illinois (Continued)
$2,950,000	Manhattan, IL Special Service Area Special Tax (Groebe Farm-Stonegate)[3]	5.750%	03/01/2022	$530,941
1,778,000	Manhattan, IL Special Service Area Special Tax (Lakeside Towns Liberty)[3]	5.750	03/01/2022	347,421
3,491,000	Plano, IL Special Service Area No. 5[3]	6.000	03/01/2036	2,092,820
4,440,000	Quad Cities, IL Regional EDA (Heritage Woods Moline)	6.000	12/01/2041	4,522,628
5,715,000	Quad Cities, IL Regional EDA (Pheasant Ridge Apartments)	6.375	08/01/2040	4,558,055
162	Robbins, IL Res Rec (Robbins Res Rec Partners)	7.250	10/15/2024	175
2,500,000	Southwestern IL Devel. Authority (Comprehensive Mental Health Center)	6.625	06/01/2037	2,572,350
1,500,000	Southwestern IL Devel. Authority (Eden Retirement Center)	5.850	12/01/2036	1,420,980
12,190,000	Southwestern IL Devel. Authority (Local Government Programming)	7.000	10/01/2022	10,404,409
4,530,000	Southwestern IL Devel. Authority (Village of Sauget)[5]	5.625	11/01/2026	4,245,018
10,930,000	Southwestern IL Devel. Authority Solid Waste Disposal (Center Ethanol Company)	8.250	12/01/2019	11,121,494
12,795,000	Upper, IL River Valley Devel. Authority (DeerPath Huntley)	6.500	12/01/2032	13,450,232
7,810,000	Upper, IL River Valley Devel. Authority (Living Springs McHenry)	6.100	12/01/2041	8,003,298
1,900,000	Will-Kankakee, IL Regional Devel. Authority (Senior Estates Supportive Living)	7.000	12/01/2042	1,989,680
				385,850,399

Indiana—1.3%
1,140,000	Anderson, IN Multifamily Hsg. (Cross Lakes Apartments)[3]	9.000	12/01/2045	570,057
955,000	Anderson, IN Multifamily Hsg. (Cross Lakes Apartments)[2]	8.000	12/01/2045	477,548
4,300,000	Carmel, IN Redevel. District COP	6.500	07/15/2035	4,779,321
5,805,000	East Chicago, IN Solid Waste Disposal (USG Corp.)	6.375	08/01/2029	5,819,338
10,600,000	IN Devel. Finance Authority (Duke Energy Indiana)	0.680 [7]	12/01/2038	10,600,000
1,675,000	IN Finance Authority (BHI Senior Living)	5.500	11/15/2031	1,871,528
2,850,000	IN Finance Authority (BHI Senior Living)	5.750	11/15/2041	3,197,272
11,505,000	IN Finance Authority (Marian University)	6.375	09/15/2041	12,741,442
925,000	IN Finance Authority Educational Facilities (Irvington Community)	9.000	07/01/2039	934,935
6,225,000	IN Hsg. & Community Devel. Authority (Hammond Assisted Living Community)	5.750	01/01/2036	6,283,640
4,965,000	Merrillville, IN Economic Devel. (Belvedere Hsg.)[5]	5.750	04/01/2036	4,990,818
7,648,049	North Manchester, IN Economic Devel. (Peabody Retirement Community)[2]	1.000	12/01/2045	149,596
9,119,085	North Manchester, IN Economic Devel. (Peabody Retirement Community)	6.050 [7]	12/01/2045	8,321,621
5,930,000	Shelbyville, IN Redevel. District Tax Increment (Central Shelbyville Economic)	6.500	07/01/2022	6,707,482

13 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Indiana (Continued)
$3,685,000	Vincennes, IN Economic Devel. (Southwest Indiana Regional Youth Village)	6.250%	01/01/2029	$3,696,018
				71,140,616

Iowa—0.6%
940,000	IA Finance Authority (Amity Fellowserve)	6.375	10/01/2026	948,845
2,190,000	IA Finance Authority (Amity Fellowserve)	6.500	10/01/2036	2,208,440
660,000	IA Finance Authority (Amity Fellowserve)	6.000	10/01/2028	660,112
70,000	IA Finance Authority (Amity Fellowserve)	5.900	10/01/2016	70,334
1,160,000	IA Finance Authority (Boys & Girls Home and Family Services)[3]	5.900	12/01/2028	319,070
935,000	IA Finance Authority Senior Hsg. (Wedum Walnut Ridge)	5.375	06/01/2025	886,109
360,990,000	IA Tobacco Settlement Authority	7.125 [4]	06/01/2046	9,569,845
15,230,000	IA Tobacco Settlement Authority	5.500	06/01/2042	15,228,934
3,985,000	IA Tobacco Settlement Authority (TASC)	6.500	06/01/2023	4,054,618
				33,946,307

Kansas—0.0%
605,000	Lenexa, KS Multifamily Hsg. (Meadows Apartments)	7.950	10/15/2035	605,841
15,000	Olathe, KS Senior Living Facility (Catholic Care Campus)	6.000	11/15/2038	15,086
3,609,549	Olathe, KS Tax Increment (Gateway)[2]	5.000	03/01/2026	1,443,386
				2,064,313

Kentucky—0.7%
1,980,000	Kuttawa, KY (1st Mtg.-GF/Kentucky)	6.750	03/01/2029	1,983,940
14,000,000	KY EDFA (Baptist Healthcare System)[6]	5.375	08/15/2024	15,246,560
1,000,000	KY EDFA (Masonic Home Independent Living II)	7.375	05/15/2046	1,175,220
1,250,000	KY EDFA (Masonic Home Independent Living II)	7.250	05/15/2041	1,462,487
7,750,000	KY Municipal Power Agency	5.000	09/01/2035	9,021,388
5,000,000	KY Municipal Power Agency	5.000	09/01/2036	5,801,050
				34,690,645

Louisiana—0.5%
12,270,000	East Baton Rouge Parish, LA Sewer	5.000	02/01/2039	14,363,017
1,200,000	Juban Park, LA Community Devel. District Special Assessment[3]	5.150	10/01/2014	241,176
11,415,000	LA HFA (La Chateau)	7.250	09/01/2039	12,212,794
5,350,000	LA Public Facilities Authority (Progressive Healthcare)[2]	6.375	10/01/2028	1,605,160
555,000	LA Public Facilities Authority (Progressive Healthcare)[3]	6.375	10/01/2020	166,517
				28,588,664

Maine—0.4%
2,000,000	ME H&HEFA (Maine General Medical Center)	6.750	07/01/2041	2,278,580
4,800,000	Rumford, ME Pollution Control (Boise Cascade Corp.)	6.625	07/01/2020	4,821,168

14 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Maine (Continued)
$12,265,000	Rumford, ME Solid Waste Disposal (Boise Cascade Corp.)	6.875%	10/01/2026	$12,318,843
				19,418,591

Maryland—0.0%
6,861,636	Salisbury, MD Special Obligation (Villages at Salisbury Lake)[2]	5.250 [4]	01/01/2037	741,125

Massachusetts—1.3%
6,905,000	MA Devel. Finance Agency (Lasell College)	6.000	07/01/2041	7,925,904
2,057,748	MA Devel. Finance Agency (Linden Ponds)	6.250	11/15/2039	2,073,222
1,600,702	MA Devel. Finance Agency (Linden Ponds)	0.965 [4]	11/15/2056	9,252
6,062,305	MA Devel. Finance Agency (Linden Ponds)	6.250	11/15/2046	6,107,894
321,825	MA Devel. Finance Agency (Linden Ponds)	5.500	11/15/2046	295,416
685,000	MA Devel. Finance Agency (Linden Ponds)	6.250	11/15/2018	690,706
1,000,000	MA Devel. Finance Agency (VOA Concord)	5.200	11/01/2041	1,003,040
10,485,000	MA Educational Financing Authority, Series H	6.350	01/01/2030	11,015,017
9,980,000	MA HFA, Series A6	5.300	06/01/2049	10,300,850
8,015,000	MA HFA, Series C6	5.400	12/01/2049	8,122,156
17,790,000	MA HFA, Series C6	5.350	12/01/2042	18,694,977
220,000	MA Industrial Finance Agency (Cambridge Friends School)	5.800	09/01/2028	220,218
50,000	MA Port Authority (Delta Air Lines)	5.000	01/01/2027	50,196
				66,508,848

Michigan—1.5%
4,140,000	Charyl Stockwell Academy, MI Public School Academy	5.750	10/01/2045	4,186,575
2,740,000	Charyl Stockwell Academy, MI Public School Academy	5.500	10/01/2035	2,769,291
10,100,000	Detroit, MI City School District[6]	6.000	05/01/2029	12,833,060
206,150	Detroit, MI GO	5.250	04/01/2022	205,159
906,750	Detroit, MI GO	5.000	04/01/2021	906,922
803,643	Detroit, MI GO	5.000	04/01/2020	803,860
54,250	Detroit, MI GO	5.250	04/01/2017	54,350
350,300	Detroit, MI GO	5.250	04/01/2020	350,601
155,000	Detroit, MI GO	5.250	04/01/2020	155,322
250,000	Detroit, MI GO	5.250	11/01/2035	272,330
15,500	Detroit, MI GO	5.250	04/01/2023	15,501
342,550	Detroit, MI GO	5.250	04/01/2021	342,680
2,150,000	Detroit, MI Local Devel. Finance Authority	6.700	05/01/2021	2,151,699
1,355,000	Detroit, MI Local Devel. Finance Authority	6.850	05/01/2021	1,356,342
420,000	Macomb, MI Public Academy[5]	6.750	05/01/2037	420,449
1,123,850	MI Finance Authority (City of Detroit)	5.250	04/01/2022	1,123,850
4,943,250	MI Finance Authority (City of Detroit)	5.000	04/01/2021	4,944,189
845,000	MI Finance Authority (City of Detroit)	5.250	04/01/2020	845,135
295,750	MI Finance Authority (City of Detroit)	5.250	04/01/2017	296,294
1,867,450	MI Finance Authority (City of Detroit)	5.250	04/01/2021	1,867,768
84,500	MI Finance Authority (City of Detroit)	5.250	04/01/2023	84,514
1,909,700	MI Finance Authority (City of Detroit)	5.250	04/01/2020	1,911,342
1,400,000	MI Finance Authority (Old Redford Public School Academy)	5.900	12/01/2030	1,430,086

15 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Michigan (Continued)
$765,000	MI Public Educational Facilities Authority (American Montessori)	6.500%	12/01/2037	$784,622
1,400,000	MI Public Educational Facilities Authority (Old Redford Academy)	6.000	12/01/2035	1,400,434
1,194,375	MI Strategic Fund Limited Obligation (Wolverine Human Services)	7.875	08/31/2028	1,229,454
2,750,000	MI Strategic Fund Solid Waste (Genesee Power Station)	7.500	01/01/2021	2,747,965
344,990,000	MI Tobacco Settlement Finance Authority	6.327 [4]	06/01/2052	4,643,565
3,048,780,000	MI Tobacco Settlement Finance Authority	7.968 [4]	06/01/2058	15,518,290
1,625,000	Pontiac, MI City School District	4.500	05/01/2020	1,490,353
13,830,000	Wayne, MI Charter County Airport Facilities (Northwest Airlines)	6.000	12/01/2029	13,865,405
				81,007,407

Minnesota—0.5%
6,370,000	International Falls, MN Solid Waste Disposal (Boise Cascade Corp.)	6.850	12/01/2029	6,405,608
5,340,000	Minneapolis, MN Multifamily Hsg. (Blaisdell Apartments)	5.500	04/01/2042	5,339,787
730,000	Minneapolis, MN Multifamily Hsg. (Blaisdell Apartments)	5.400	04/01/2028	730,095
790,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)	5.625	02/01/2031	800,270
800,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)	5.375	08/01/2021	809,888
1,555,000	St. Paul, MN Hsg. & Redevel. Authority (Bridgecreek Senior Place)	7.000	09/15/2037	1,556,477
1,641,543	St. Paul, MN Hsg. & Redevel. Authority (Episcopal Nursing Home)	5.630	10/01/2033	1,664,098
2,565,000	St. Paul, MN Hsg. & Redevel. Authority (Great Northern Lofts)	6.250	03/01/2029	2,576,825
400,000	St. Paul, MN Hsg. & Redevel. Authority (Hmong Academy)	5.750	09/01/2026	402,092
650,000	St. Paul, MN Hsg. & Redevel. Authority (Hmong Academy)	6.000	09/01/2036	653,432
2,305,000	St. Paul, MN Hsg. & Redevel. Authority Charter School (Hmong College Prep Academy)	5.500	09/01/2043	2,421,241
560,000	Wadena, MN Hsg. & Redevel. Authority (Humphrey Manor East)	6.000	02/01/2019	556,136
				23,915,949

Mississippi—0.2%
2,235,000	Meridian, MS Tax Increment (Meridian Crossroads)	8.750	12/01/2024	2,517,549
3,885,000	MS Business Finance Corp. (Intrinergy Wiggins)[2]	8.000	01/01/2023	2,518,684
1,755,000	Ridgeland, MS Tax Increment (Colony Park)	5.375	10/01/2028	1,872,023
1,395,000	Ridgeland, MS Tax Increment (Colony Park)	5.250	10/01/2027	1,486,149

16 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Mississippi (Continued)
$16,410,000	Stonebridge, MS Public Improvement District Special Assessment[3]	7.500%	10/01/2042	$2,295,267
				10,689,672

Missouri—1.3%
4,900,000	Branson, MO Commerce Park Community Improvement District[2]	5.750	06/01/2026	1,224,216
2,480,000	Branson, MO IDA (Branson Hills Redevel.)[5]	5.750	05/01/2026	2,515,514
13,000,000	Branson, MO IDA (Branson Hills Redevel.)	7.050	05/01/2027	13,019,110
1,050,000	Branson, MO IDA (Branson Landing)	5.250	06/01/2021	1,050,787
2,470,000	Branson, MO IDA (Branson Landing)	5.500	06/01/2029	2,470,543
20,400,000	Branson, MO IDA (Branson Shoppe Redevel.)[5]	5.950	11/01/2029	20,585,028
570,000	Broadway-Fairview, MO Transportation Devel. District (Columbia)	6.125	12/01/2036	456,000
3,100,000	Chillicothe, MO Tax Increment (South U.S. 65)	5.625	04/01/2027	2,157,383
1,215,000	Chillicothe, MO Tax Increment (South U.S. 65)	5.500	04/01/2021	981,829
1,185,000	Jennings, MO Tax Increment & Community Improvement (Northland Redevel. Area)[5]	5.000	11/01/2023	1,186,304
1,206,000	Kansas City, MO IDA (West Paseo)	6.750	07/01/2036	1,207,845
1,200,000	Kansas City, MO Tax Increment (Shoal Creek Parkway)	6.500	06/01/2025	1,201,428
750,000	Lees Summit, MO IDA (Kensington Farms)[3]	5.750	03/01/2029	459,323
1,200,000	Lees Summit, MO IDA (Kensington Farms)[3]	5.500	03/01/2021	750,888
2,800,000	Lees Summit, MO Tax (Summit Fair Community Improvement District)	6.000	05/01/2042	2,895,312
2,310,000	Liberty, MO Tax Increment (Liberty Triangle)	5.875	10/01/2029	2,367,357
3,825,000	MO Dardenne Town Square Transportation Devel. District[2]	5.000	05/01/2036	1,376,962
3,020,000	MO Dardenne Town Square Transportation Devel. District[2]	5.000	05/01/2026	1,087,170
115,000	MO Grindstone Plaza Transportation Devel. District	5.550	10/01/2036	104,694
220,000	MO Grindstone Plaza Transportation Devel. District	5.250	10/01/2021	217,257
400,000	MO Grindstone Plaza Transportation Devel. District	5.400	10/01/2026	383,372
700,000	Northwoods, MO Transportation Devel. District	5.850	02/01/2031	667,359
4,580,000	St. Louis, MO IDA (Railway Exchange Building Redevel.)[3]	8.000	04/27/2033	1,601,718
2,442,000	St. Louis, MO Tax Increment (1601 Washington Redevel.)	6.000	08/21/2026	1,628,765
2,034,000	St. Louis, MO Tax Increment (Pet Building Redevel.)	5.500	05/29/2028	1,380,679
1,660,000	St. Louis, MO Tax Increment (Printers Lofts)[2]	6.000	08/21/2026	789,894
3,043,000	St. Louis, MO Tax Increment (Security Building Redevel.)[2]	6.300	04/01/2027	1,546,209
1,510,000	St. Louis, MO Tax Increment (Washington East Condominiums)[3]	5.500	01/20/2028	1,074,456
2,367,000	St. Louis, MO Tax Increment (Washington East Condominiums)	5.500	01/20/2028	1,985,747
1,108,000	St. Louis, MO Tax Increment Financing, Series A	5.500	09/02/2028	732,177
975,000	Stone Canyon, MO Improvement District (Infrastructure)[3]	5.750	04/01/2027	297,209

17 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Missouri (Continued)
$1,865,000	Stone Canyon, MO Improvement District (Infrastructure)[3]	5.700%	04/01/2022	$568,564
150,000	Suemandy, MO Mid-Rivers Community Improvement District	7.500	10/01/2029	157,166
				70,128,265

Montana—0.0%
5,935,000	Hardin, MT Tax Increment Industrial Infrastructure Devel. (Rocky Mountain Power)[2]	6.250 [1]	09/01/2031	1,186,822

Nebraska—0.6%
820,000	Beatrice, NE Community Redevel. Authority (Beatrice Biodiesel)	6.625	12/01/2021	804,617
20,000,000	Douglas County, NE Hospital Authority (Methodist Health System)[6]	5.750	11/01/2048	22,460,593
2,400,000	NE Educational Facilities Authority (Midland Lutheran College)	5.600	09/15/2029	2,333,856
5,715,000	Santee Sioux Nation, NE Tribal Health Care (Indian Health Service)	8.750	10/01/2020	5,733,859
				31,332,925

Nevada—0.1%
770,000	Clark County, NV Improvement District	5.050	02/01/2031	769,700
1,000,000	Clark County, NV Improvement District	5.000	02/01/2026	1,000,730
390,000	Mesquite, NV Special Improvement District (Canyon Creek)	5.500	08/01/2025	357,610
110,000	Mesquite, NV Special Improvement District (Canyon Creek)	5.400	08/01/2020	107,517
1,555,000	Mesquite, NV Special Improvement District No. 07-01 (Anthem at Mesquite)	6.150	08/01/2037	1,576,786
				3,812,343

New Hampshire—0.1%
1,420,000	NH Business Finance Authority (Huggins Hospital)	6.875	10/01/2039	1,517,909
4,620,000	NH H&EFA (Franklin Pierce College)	6.050	10/01/2034	4,549,222
515,000	NH HE&HFA (Franklin Pierce College)	5.300	10/01/2028	484,146
				6,551,277

New Jersey—6.0%
3,583,000	Newark, NJ GO	5.000	07/15/2029	3,931,447
140,000	NJ EDA (Continental Airlines)	4.875	09/15/2019	148,576
3,750,000	NJ EDA (Continental Airlines)	5.625	11/15/2030	4,310,062
565,000	NJ EDA (Leap Academy Charter School)	6.000	10/01/2034	587,668
500,000	NJ EDA (Leap Academy Charter School)	6.300	10/01/2049	517,760
750,000	NJ EDA (Leap Academy Charter School)	6.200	10/01/2044	776,798
1,000,000	NJ EDA (Paterson Charter School Science & Technology)	6.100	07/01/2044	1,018,470
84,555,000	NJ Tobacco Settlement Financing Corp.	5.000	06/01/2041	80,456,619
160,305,000	NJ Tobacco Settlement Financing Corp.	4.750	06/01/2034	151,385,630
76,125,000	NJ Tobacco Settlement Financing Corp.	5.000	06/01/2029	76,159,256
210,000	Weehawken Township, NJ GO	6.000	08/01/2022	244,713

18 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
New Jersey (Continued)
$210,000	Weehawken Township, NJ GO	6.000%	08/01/2021	$246,030
				319,783,029

New Mexico—0.2%
615,000	Boulders, NM Pubic Improvement District	5.750	10/01/2044	635,369
415,000	Mariposa East, NM Public Improvement District	5.900 [1]	09/01/2032	385,942
560,000	Mariposa East, NM Public Improvement District	5.900	09/01/2032	490,661
480,000	Mariposa East, NM Public Improvement District	12.495 [4]	09/01/2032	57,485
85,000	Mariposa East, NM Public Improvement District	5.900	09/01/2032	86,654
875,000	Montecito Estates, NM Public Improvement District	7.000	10/01/2037	894,311
1,925,000	NM Trails Public Improvement District	7.750	10/01/2038	1,898,069
4,410,000	Saltillo, NM Improvement District	7.625	10/01/2037	4,596,455
				9,044,946

New York—7.6%
15,015,000	Brookhaven, NY IDA (BK at Lake Grove)	7.750 [7]	11/01/2046	16,261,245
14,980,000	Brookhaven, NY IDA (BK at Lake Grove)	7.750 [7]	11/01/2046	16,216,000
10,000,000	Brookhaven, NY IDA (BK at Lake Grove)	7.750 [7]	11/01/2046	10,825,100
1,010,000	Erie County, NY Tobacco Asset Securitization Corp.	5.000	06/01/2045	1,009,929
17,700,000	Erie County, NY Tobacco Asset Securitization Corp.	5.635 [4]	06/01/2055	150,804
1,500,000	Islip, NY IDA (Engel Burman at Sayville)	7.750 [7]	11/01/2045	1,627,545
1,000,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)	6.000	06/01/2030	1,163,220
837,500	Nassau County, NY IDA (Amsterdam at Harborside)	6.500	01/01/2032	844,577
187,500	Nassau County, NY IDA (Amsterdam at Harborside)	5.875	01/01/2023	187,464
3,432,770	Nassau County, NY IDA (Amsterdam at Harborside)	5.500	07/01/2020	3,444,510
2,937,408	Nassau County, NY IDA (Amsterdam at Harborside)[3]	2.000	01/01/2049	367,117
1,780,000	Nassau County, NY IDA (Amsterdam at Harborside)	6.700	01/01/2049	1,778,612
2,100,000	Nassau County, NY IDA (Amsterdam at Harborside)	6.700	01/01/2049	2,095,590
1,895,000	Nassau County, NY Tobacco Settlement Corp.	5.125	06/01/2046	1,811,866
2,000,000	Nassau County, NY Tobacco Settlement Corp. (TASC)	5.000	06/01/2035	1,937,740
412,100,000	NY Counties Tobacco Trust V	7.151 [4]	06/01/2060	1,685,489
413,400,000	NY Counties Tobacco Trust V	6.734 [4]	06/01/2060	1,649,466
37,380,000	NY Liberty Devel. Corp. (Bank of America Tower)[6,9]	5.125	01/15/2044	42,151,525
10,000,000	NY MTA, Series C-1	5.000	11/15/2034	12,101,600
485,000	NY MTA, Series D	5.250	11/15/2027	603,709
560,000	NY MTA, Series D	5.250	11/15/2028	694,215
900,000	NY MTA, Series D	5.250	11/15/2032	1,104,588
900,000	NY MTA, Series D	5.250	11/15/2033	1,100,358
900,000	NY MTA, Series D	5.250	11/15/2031	1,108,845
900,000	NY MTA, Series D	5.250	11/15/2029	1,112,760
900,000	NY MTA, Series D	5.250	11/15/2030	1,111,068
1,500,000	NY TSASC, Inc. (TFABs)	5.125	06/01/2042	1,476,600
14,200,000	NYC IDA (American Airlines)	8.000	08/01/2028	14,605,694
40,000,000	NYC IDA (American Airlines)	7.750	08/01/2031	41,117,200
59,000,000	NYC IDA (American Airlines)	7.625	08/01/2025	60,628,990
6,740,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)	5.650	10/01/2028	5,805,229
8,630,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)	6.200	10/01/2022	8,380,938

19 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$5,900,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)	5.750%	10/01/2036	$5,034,116
12,955,000	NYC Municipal Water Finance Authority[6]	5.750	06/15/2040	14,317,582
10,000,000	NYS DA (Sales Tax)	5.000	03/15/2035	12,199,600
19,500,000	NYS DA (St. Mary’s Hospital for Children)[5]	7.875	11/15/2041	21,139,365
5,000,000	NYS DA (State Personal Income Tax Authority)	5.250	03/15/2033	6,237,700
14,075,000	NYS DA (State Personal Income Tax Authority)	5.000	02/15/2036	16,789,505
14,870,000	NYS DA (State Personal Income Tax Authority)	5.000	03/15/2036	17,907,792
21,750,000	NYS Liberty Devel. Corp. (4 World Trade Center)	5.750	11/15/2051	25,984,943
200,000	Port Authority NY/NJ (JFK International Air Terminal)	5.750	12/01/2025	205,188
2,200,000	Port Authority NY/NJ (KIAC)	6.750	10/01/2019	2,200,352
8,765,000	Port Authority NY/NJ, 143rd Series Tender Option Bond Series 2016-XF0332 Trust	9.034 [8]	04/01/2036	8,864,220
8,385,000	Suffolk, NY Tobacco Asset Securitization Corp.	6.000	06/01/2048	8,457,111
2,000,000	Westchester County, NY Tobacco Asset Securitization Corp.	5.125	06/01/2045	2,000,080
2,240,000	Yonkers, NY IDA (St. Joseph’s Hospital), Series 98-C	6.200	03/01/2020	2,240,627
				399,737,774

North Carolina—0.1%
1,500,000	NC Medical Care Commission (AHACHC)	5.800	10/01/2034	1,504,065
1,650,000	NC Medical Care Commission (Whitestone)	7.750	03/01/2031	1,897,335
				3,401,400

North Dakota—0.0%
2,315,000	Richland County, ND Hsg. (Birchwood Properties)[5]	6.750	05/01/2029	2,314,398

Ohio—9.7%
9,950,000	Allen County, OH Hospital Facilities (Catholic Healthcare)[6]	5.000	06/01/2038	11,033,548
77,055,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	6.250 [1]	06/01/2037	77,142,072
144,205,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.875	06/01/2047	140,501,816
18,115,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.375	06/01/2024	17,605,425
2,295,300,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	6.532 [4]	06/01/2052	23,182,530
31,380,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	6.500	06/01/2047	31,432,405
35,200,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.875	06/01/2030	34,394,624
37,115,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.125	06/01/2024	35,887,607
12,937,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	6.000	06/01/2042	12,826,647
24,655,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.750	06/01/2034	23,640,447
5,645,000	Butler County, OH Port Authority (Maple Knoll Communities)	7.000	07/01/2043	5,768,738
4,495,000	Centerville, OH Health Care (Bethany Lutheran Village)	6.000	11/01/2038	4,649,044
1,305,000	Cleveland-Cuyahoga County, OH Port Authority (Forest Hill Park Apartments)	5.500	09/01/2050	1,330,669

20 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Ohio (Continued)
$2,075,000	Cleveland-Cuyahoga County, OH Port Authority (Forest Hill Park Apartments)	5.250%	09/01/2040	$2,116,292
645,000	Cleveland-Cuyahoga County, OH Port Authority (Forest Hill Park Apartments)	5.375	09/01/2045	658,726
275,000	Columbus-Franklin County, OH Finance Authority, Series A5	6.000	05/15/2035	284,364
32,200,000	Gallia County, OH Hospital Facilities (Holzer/HHlthS/ HMCG/HMCJ Obligated Group)	8.000	07/01/2042	38,181,472
7,500,000	Grove City, OH Tax Increment Financing	5.375	12/01/2031	7,589,325
1,450,000	Hancock County, OH Hospital (BVRHC/BVHF Obligated Group)	6.250	12/01/2034	1,718,554
20,000	Lake County, OH Hospital Facilities (Lake Hospital System)	5.750	08/15/2038	21,829
105,000	Lake County, OH Hospital Facilities (Lake Hospital System)	5.750	08/15/2038	116,984
495,000	Lorain County, OH Port Authority (Alumalloy LLC)[5]	6.000	11/15/2025	495,020
10,000,000	Montgomery County, OH (Miami Valley Hospital)[6]	5.750	11/15/2023	11,905,100
18,700,000	OH Higher Education Facility Commission (Hiram College)	6.000	10/01/2041	19,131,035
2,235,822	OH Port Authority of Columbiana Solid Waste (Apex Environmental)[3,10]	10.820	08/01/2034	22
16,320,000	OH Port Authority of Columbiana Solid Waste (Apex Environmental)[3,10]	7.250	08/01/2034	163
2,500,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)	6.400	02/15/2034	2,374,800
1,500,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)	6.300	02/15/2024	1,454,880
4,100,000	Southeastern OH Port Authority Hospital Facility (Memorial Health System)	5.750	12/01/2032	4,677,321
1,955,000	Toledo-Lucas County, OH Port Authority (Town Square at Levis Commons)	5.400	11/01/2036	1,367,816
3,415,000	Warren County, OH Port Authority (Corridor 75 Park)	7.500	12/01/2034	3,595,551
				515,084,826

Oklahoma—0.2%
5,000,000	Atoka County, OK Healthcare Authority (Atoka Memorial Hospital)	6.625	10/01/2037	4,698,400
4,780,000	Grady County, OK Criminal Justice Authority	7.000	11/01/2041	4,830,047
100,000	OK Ordnance Works Authority Sewer & Solid Waste Disposal Facilities (Ralston Purina Group)	6.500	09/01/2026	100,344
				9,628,791

Oregon—0.1%
795,000	OR Facilities Authority (Concordia University)	6.125	09/01/2030	851,620
1,640,000	OR Facilities Authority (Personalized Learning - Redmond Proficiency Academy)	5.750	06/15/2046	1,680,147
5,000	OR GO (Elderly & Disabled Hsg.)	5.300	08/01/2032	5,011

21 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Oregon (Continued)
$315,000	Western Generation, OR Agency Cogeneration (Wauna Cogeneration)	5.000%	01/01/2021	$326,233
				2,863,011

Other Territory—0.3%
14,765,000	Public Hsg. Capital Fund Multi-State Revenue Trust I SPEARS	0.960 [7]	12/01/2029	14,765,000

Pennsylvania—1.0%
705,000	Luzerne County, PA IDA	7.500	12/15/2019	742,858
500,000	Luzerne County, PA IDA	7.750	12/15/2027	524,120
8,238,655	Northampton County, PA IDA (Northampton Generating)[2]	5.000	12/31/2023	3,620,395
368,147	Northampton County, PA IDA (Northampton Generating)[2]	5.000	12/31/2023	160,195
24,937,498	PA EDFA (Bionol Clearfield)[3]	8.500	07/01/2015	1,046,627
11,500,000	PA Geisinger Authority Health System, Series A6	5.250	06/01/2039	12,657,475
4,000,000	PA HEFA (Shippensburg University)	6.250	10/01/2043	4,495,520
3,000,000	PA Public School Building Authority (School District of Philadelphia)	5.000	04/01/2030	3,215,940
1,500,000	Philadelphia, PA Authority for Industrial Devel. (Architecture & Design Charter School)	6.125	03/15/2043	1,641,795
1,155,000	Philadelphia, PA Authority for Industrial Devel. (Green Woods Charter School)	5.500	06/15/2022	1,254,804
2,000,000	Philadelphia, PA Authority for Industrial Devel. (Green Woods Charter School)	5.500	06/15/2032	2,125,760
3,350,000	Philadelphia, PA H&HEFA (Temple University Health System)	5.625	07/01/2036	3,702,755
5,250,000	Philadelphia, PA H&HEFA (Temple University Health System)	5.625	07/01/2042	5,775,472
5,770,000	Westmoreland County, PA Municipal Authority SPEARS	0.560 [7]	08/15/2037	5,770,000
5,775,000	York, PA GO	7.250	11/15/2041	6,556,762
				53,290,478

Rhode Island—0.6%
44,240,000	Central Falls, RI Detention Facility[3]	7.250	07/15/2035	10,987,004
7,500,000	RI Health & Educational Building Corp. (Public Schools Financing Program)	6.000	05/15/2029	8,261,400
9,375,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)[6]	5.200	10/01/2047	9,429,088
28,225,000	RI Tobacco Settlement Financing Corp. (TASC)	6.125 [4]	06/01/2052	1,287,907
				29,965,399

South Carolina—0.6%
6,648,000	Hardeeville, SC Assessment Revenue (Anderson Tract Municipal Improvement District)	7.750	11/01/2039	6,902,552
13,871,000	Richland County, SC Assessment Revenue (Village at Sandhill Improvement District)	6.200	11/01/2036	13,877,797
7,620,000	SC Connector 2000 Assoc. Toll Road, Series B	2.886 [4]	01/01/2020	5,533,568
8,500,000	SC Connector 2000 Assoc. Toll Road, Series B	6.621 [4]	01/01/2024	4,376,905

22 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
South Carolina (Continued)
$200,000	SC Connector 2000 Assoc. Toll Road, Series B	6.300%	[4]	01/01/2026	$91,488
					30,782,310

South Dakota—0.0%
1,425,000	Turner County, SD Tax Increment	5.000		12/15/2026	1,425,385

Tennessee—0.4%
8,890,000	Memphis, TN HE&HFB (NH/Mendenhall Hsg./Highland Hsg./NTH/VH Obligated Group)[3]	5.750 [7]		04/01/2042	3,720,732
215,000	Memphis-Shelby County, TN Airport Authority (Express Airlines)[2]	6.125		12/01/2016	31,901
9,000,000	Shelby County, TN HE&HFB (Trezevant Manor)	5.500		09/01/2047	9,349,020
6,475,000	Shelby County, TN HE&HFB (Trezevant Manor)	8.000		09/01/2044	7,169,120
					20,270,773

Texas—10.1%
2,040,000	Anson, TX Education Facilities Corp. (Arlington Classics Academy)	5.000		08/15/2045	2,066,071
700,000	Aubrey, TX Special Assessment (Jackson Ridge Public Improvement District No. 1)	7.250		09/01/2045	716,821
230,000	Beaumont, TX Multifamily HDC (Madison on the Lake Apartments)	7.750		12/01/2028	225,446
2,345,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)[2]	6.300 [7]		07/01/2032	52,762
13,500,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)[2]	5.400		05/01/2029	303,750
41,315,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)[2]	5.000		03/01/2041	929,587
10,000,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)[2]	7.700		03/01/2032	225,000
11,420,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)[3]	6.750		10/01/2038	256,950
26,120,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)[3]	7.700		04/01/2033	587,700
15,620,000	Cambridge, TX Student Hsg. (Cambridge Student Hsg. Devel.)	7.000		11/01/2039	16,830,862
1,100,000	Celina, TX Special Assessment	5.875		09/01/2040	1,108,239
1,895,000	Celina, TX Special Assessment	6.250		09/01/2045	1,970,250
4,020,000	Celina, TX Special Assessment	7.500		09/01/2045	4,171,755
400,000	Celina, TX Special Assessment	5.500		09/01/2032	403,040
700,000	Celina, TX Special Assessment	5.375		09/01/2028	705,348
1,000,000	Celina, TX Special Assessment (Sutton Fields II)	7.250		09/01/2045	1,030,360
750,000	Clifton, TX Higher Education Finance Corp. (Idea Public Schools)	5.750		08/15/2041	843,360
1,250,000	Crane, TX Independent School District	5.000		02/15/2030	1,254,337
21,850,000	Donna, TX GO	6.250		02/15/2037	21,986,344
1,500,000	Flower Mound, TX Special Assessment (River Walk Public Improvement District No. 1)	6.500		09/01/2036	1,596,210
2,000,000	Flower Mound, TX Special Assessment (River Walk Public Improvement District No. 1)	6.750		09/01/2043	2,119,700

23 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Texas (Continued)
$1,500,000	Flower Mound, TX Special Assessment (River Walk Public Improvement District No. 1)	6.125%	09/01/2028	$1,599,405
3,700,000	Galveston, TX Special Assessment	6.000	09/01/2038	3,735,705
2,400,000	Galveston, TX Special Assessment	5.625	09/01/2028	2,423,472
3,500,000	Galveston, TX Special Assessment	6.125	09/01/2044	3,533,635
10,000,000	Grand Parkway, TX Transportation Corp.[6]	5.000	04/01/2053	11,307,500
11,238,709	Gulf Coast, TX IDA (Microgy Holdings)[3]	7.000	12/01/2036	112
20,000	Gulf Coast, TX IDA Solid Waste (Citgo Petroleum Corp.)	8.000	04/01/2028	20,042
3,225,000	Harris County, TX Cultural Education Facilities Finance Corp. (Space Center Houston)	7.000	08/15/2028	3,508,413
2,750,000	HFDC of Central TX (Legacy at Willow Bend Retirement Community)	5.750	11/01/2036	2,782,257
555,000	Houston, TX Airport System	5.000	07/01/2026	631,446
1,210,000	Houston, TX Airport System	5.000	07/01/2025	1,386,878
2,000,000	Houston, TX Airport System	5.000	07/01/2024	2,307,220
435,000	Houston, TX Higher Education Finance Corp. (Cosmos Foundation)	6.500	05/15/2031	550,706
380,000	Houston, TX Higher Education Finance Corp. (Cosmos Foundation)	6.500	05/15/2031	453,101
500,000	Houston, TX Higher Education Finance Corp. (Ninos)	6.000	08/15/2036	543,590
750,000	Houston, TX Higher Education Finance Corp. (Ninos)	6.000	08/15/2041	811,672
600,000	Leander, TX Special Assesment (Oak Creek Public Improvement District)	5.875	09/01/2044	608,520
600,000	Leander, TX Special Assesment (Oak Creek Public Improvement District)	5.750	09/01/2038	608,556
500,000	Leander, TX Special Assesment (Oak Creek Public Improvement District)	5.375	09/01/2028	507,225
400,000	Mclendon-Chisholm, TX Special Assessment (Sonoma Public Improvement District)	5.500	09/15/2040	405,240
450,000	Mclendon-Chisholm, TX Special Assessment (Sonoma Public Improvement District)	5.375	09/15/2035	455,926
490,000	Midlothian, TX Devel. Authority Tax Increment	5.125	11/15/2026	492,852
5,600,000	Mission, TX EDC (Natgasoline)[5]	5.750	10/01/2031	5,839,400
1,300,000	New Hope, TX Educational Facilities Finance Corp. Retirement Facility (Wesleyan Homes)	5.500	01/01/2049	1,329,809
1,950,000	New Hope, TX Educational Facilities Finance Corp. Student Hsg. (Stephenville-Tarleton State University)	6.000	04/01/2045	2,248,526
785,000	New Hope, TX Educational Facilities Finance Corp. Student Hsg. (Stephenville-Tarleton State University)	5.875	04/01/2036	901,266
1,630,000	Newark, TX Cultural Education Facilities Finance Corp. (A.W. Brown Fellowship Charter School)	6.000	08/15/2042	1,666,871
1,475,000	Newark, TX Higher Education Finance Corp. (A+ Charter Schools)	5.750	08/15/2045	1,519,811
1,600,000	North Central TX HFC (Village Kaufman Apartments)	6.150 [7]	01/01/2043	1,701,120
38,000,000	North Central TX HFDC (Children’s Medical Center)[6]	5.750	08/15/2039	43,118,600
16,000,000	North TX Tollway Authority[6]	5.750	01/01/2048	17,254,240
5,920,000	North TX Tollway Authority[6]	5.750	01/01/2048	6,384,069

24 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Texas (Continued)
$3,000,000	Red River, TX Health Facilities Devel. Corp. (Happy Harbor Methodist Home)	8.000%	11/15/2049	$3,598,710
750,000	Rowlett, TX Special Assessment (Bayside Public Improvement District)	6.000	09/15/2046	758,873
2,050,000	Sabine Neches, TX HFC (Fox Run Apartments)	6.150	01/01/2043	2,179,560
1,545,943	Sabine Neches, TX HFC (Single Family Mtg.)	5.430	12/01/2039	1,630,723
1,800,000	Sabine River, TX Authority Pollution Control (TXU Electric Company)[2]	6.450 [7]	06/01/2021	40,500
4,100,000	Sabine River, TX Authority Pollution Control (TXU Electric Company)[3]	6.150	08/01/2022	92,250
10,000,000	San Jacinto, TX Community College District[6]	5.125	02/15/2038	10,790,400
26,820,000	Sanger, TX Industrial Devel. Corp. (Texas Pellets)	7.500	07/01/2038	23,922,367
4,655,000	Springhill, TX Courtland Heights Public Facility Corp.	5.850	12/01/2028	4,204,163
7,935,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Baylor Health Care System)[6]	5.750	11/15/2024	8,925,515
32,600,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Baylor Health Care System)[6]	6.250	11/15/2029	37,079,240
3,810,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community)	5.750	11/15/2037	3,897,630
13,500,000	Tarrant County, TX Health Facilities Devel. Corp. (Cook Childrens Medical Center)[6]	5.000	12/01/2033	15,073,695
27,525,000	Travis County, TX HFDC (Longhorn Village)	7.125	01/01/2046	31,149,217
2,495,000	Trinity, TX River Authority (TXU Energy Company)[3]	6.250	05/01/2028	56,138
19,900,000	Trophy Club, TX Public Improvement (Highlands Trophy Club)	7.750	10/01/2037	21,689,408
34,600,000	TX Angelina & Neches River Authority (Aspen Power)[3]	6.500	11/01/2029	6,877,096
10,000,000	TX GO	5.000	10/01/2026	12,849,200
117,760,000	TX Municipal Gas Acquisition & Supply Corp.[6]	6.250	12/15/2026	149,036,277
1,600,000	TX Public Finance Authority Charter School Finance Corp. (Ed-Burnham Wood)	6.250	09/01/2036	1,639,968
200,000	TX Student Hsg. Corp. (University of North Texas)	6.850	07/01/2031	198,208
635,000	TX Student Hsg. Corp. (University of North Texas)	6.750	07/01/2021	632,314
2,087,000	Vintage Township, TX Public Facilities Corp.	7.375	10/01/2038	2,184,839
6,375,000	Waxahachie, TX Special Assessment	6.000	08/15/2045	6,442,766
4,615,000	Wise County, TX (Parket County Junior College District)	7.750	08/15/2028	5,531,401
2,920,000	Wise County, TX (Parket County Junior College District)	7.500	08/15/2025	3,481,341
				533,982,876

Utah—0.5%
4,915,000	Hideout, UT Local District No. 1 Special Assessment	8.250	08/01/2034	5,030,404
1,950,000	Hideout, UT Local District No. 1 Special Assessment	7.750	08/01/2024	1,996,722
815,000	UT Charter School Finance Authority (Endeavor Hall)	5.500	07/15/2022	860,933
1,750,000	UT Charter School Finance Authority (Endeavor Hall)	6.000	07/15/2032	1,835,628
3,870,000	UT Charter School Finance Authority (Endeavor Hall)	6.250	07/15/2042	4,070,389
6,550,000	UT Charter School Finance Authority (Hawthorn Academy)	8.250	07/15/2046	7,723,825
750,000	UT Charter School Finance Authority (Vista Entrada School of Performing Arts & Technology)	6.300	07/15/2032	826,478

25 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Utah (Continued)
$1,640,000	UT Charter School Finance Authority (Vista Entrada School of Performing Arts & Technology)	6.550%	07/15/2042	$1,818,498
825,000	Utah County, UT Charter School (Renaissance Academy)	5.625	07/15/2037	830,725
				24,993,602

Virginia—0.9%
1,790,000	Celebrate, VA North CDA Special Assessment[2]	6.750	03/01/2034	1,155,946
5,100,000	Celebrate, VA South CDA Special Assessment[3]	6.250	03/01/2037	2,804,184
3,206,000	Farms New Kent, VA Community Devel. Authority Special Assessment[2]	5.800	03/01/2036	801,628
9,200,000	Farms New Kent, VA Community Devel. Authority Special Assessment[2]	5.450	03/01/2036	2,300,460
14,300,000	Farms New Kent, VA Community Devel. Authority Special Assessment[2]	5.125	03/01/2036	3,575,715
2,021,000	Lewistown, VA Commerce Center Community Devel. Authority	6.050	03/01/2054	100,767
631,000	Lewistown, VA Commerce Center Community Devel. Authority	6.050	03/01/2044	628,665
1,297,000	Lewistown, VA Commerce Center Community Devel. Authority	6.050	03/01/2044	1,222,046
2,900,000	New Port, VA CDA[3]	5.600	09/01/2036	1,449,449
2,050,000	Norfolk, VA EDA, Series A	6.000	11/01/2036	1,975,852
18,446,000	Peninsula, VA Town Center Community Devel. Authority Special Obligation	6.450	09/01/2037	19,333,622
253,700,000	VA Tobacco Settlement Authority	7.441 [4]	06/01/2047	5,228,757
5,000,000	VA Tobacco Settlement Financing Corp.	5.200 [1]	06/01/2046	4,503,150
2,404,674	West Point, VA IDA Solid Waste (Chesapeake Corp.)[3]	6.375	03/01/2019	24
				45,080,265

Washington—2.3%
750,000	Greater Wenatchee, WA Regional Events Center	5.000	09/01/2027	807,458
200,000	Kelso County, WA Hsg. Authority (Chinook & Columbia Apartments)	5.600	03/01/2028	200,076
10,000	King County, WA Hsg. Authority (Kona Village)	6.700	01/01/2020	10,017
85,000	King County, WA Hsg. Authority (Southwood Square Apartments)	6.100	10/01/2021	85,848
725,000	King County, WA Hsg. Authority (Southwood Square Apartments)	6.200	10/01/2031	725,747
50,000	Kitsap County, WA Consolidated Hsg. Authority (Heritage Apartments)	6.100	10/01/2031	50,046
1,855,000	Seattle, WA Hsg. Authority (Newholly Phase II)	7.000	01/01/2032	1,872,957
3,744,358	Tacoma, WA Consolidated Local Improvements District No. 65	5.750	04/01/2043	3,755,516
12,000,000	Tes Properties, WA6	5.625	12/01/2038	13,503,120
1,500,000	Tes Properties, WA6	5.500	12/01/2029	1,695,045
14,445,000	WA GO	5.000	08/01/2035	17,465,016
12,440,000	WA GO	5.000	08/01/2032	15,260,272
12,025,000	WA GO	5.000	08/01/2034	14,616,748

26 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Washington (Continued)
$18,075,000	WA Health Care Facilities Authority (Catholic Health Initiatives)[6]	6.375%	10/01/2036	$20,278,138
17,410,000	WA Health Care Facilities Authority (Peacehealth)[6]	5.000	11/01/2028	19,256,853
1,000,000	WA Hsg. Finance Commission (Heron’s Key)	7.000	07/01/2045	1,053,780
1,700,000	WA Hsg. Finance Commission (Heron’s Key)	7.000	07/01/2050	1,779,339
10,860,000	WA Kalispel Tribe Indians Priority District	6.750	01/01/2038	11,315,251
				123,731,227

West Virginia—0.5%
4,500,000	Brooke County, WV (Bethany College)	6.750	10/01/2037	4,981,050
3,000,000	Brooke County, WV (Bethany College)	6.500	10/01/2031	3,301,710
27,145,000	Harrison County, WV Tax Increment (Charles Pointe)[2]	7.000	06/01/2035	13,568,700
3,045,000	WV Hospital Finance Authority (UTD Health System)	5.500	06/01/2039	3,349,165
				25,200,625

Wisconsin—0.9%
3,000,000	WI H&EFA (AE Nursing Centers)	7.250	06/01/2038	3,185,760
750,000	WI H&EFA (Beloit College)	6.125	06/01/2035	840,758
2,015,000	WI H&EFA (Beloit College)	6.125	06/01/2039	2,245,697
6,335,000	WI H&EFA (Wellington Homes)	6.750	09/01/2037	6,550,010
6,790,000	WI Public Finance Authority (FNC&M / FBA / FCP / FFC / FGC / FJeffC / FJC / FMN / FTS / FP1 / FP2 / FRB Obligated Group)	5.350	12/01/2052	7,237,393
5,200,000	WI Public Finance Authority (FNC&M / FBA / FCP / FFC / FGC / FJeffC / FJC / FMN / FTS / FP1 / FP2 / FRB Obligated Group)	5.000	12/01/2045	5,479,188
3,750,000	WI Public Finance Authority (FNC&M / FBA / FCP / FFC / FGC / FJeffC / FJC / FMN / FTS / FP1 / FP2 / FRB Obligated Group)	5.150	12/01/2050	3,951,750
2,000,000	WI Public Finance Authority (Las Ventanas Retirement Community)	36.095 [4]	10/01/2042	38,600
6,657,500	WI Public Finance Authority (Las Ventanas Retirement Community)	7.000	10/01/2042	6,709,895
1,855,000	WI Public Finance Authority (Las Ventanas Retirement Community)	0.210 [4]	10/01/2042	796,685
660,000	WI Public Finance Authority (Thomas Jefferson Classical Academy)	7.000	07/01/2031	715,935
845,000	WI Public Finance Authority Charter School (Explore Knowledge Foundation)	6.000	07/15/2042	931,773
1,325,000	WI Public Finance Authority Charter School (Explore Knowledge Foundation)	5.750	07/15/2032	1,457,434
1,910,000	WI Public Finance Authority Educational Facility (Ask Academy)	6.000	02/01/2045	1,915,424
5,875,000	WI Public Finance Authority Educational Facility (Horizon Academy West Charter School)	6.000	09/01/2045	6,064,763
				48,121,065

U.S. Possessions—12.8%
27,635,000	Northern Mariana Islands Commonwealth, Series B	5.000	10/01/2033	26,147,961
7,645,000	Puerto Rico Aqueduct & Sewer Authority	6.000	07/01/2044	5,078,956
11,450,000	Puerto Rico Aqueduct & Sewer Authority	5.250	07/01/2042	7,334,870

27 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
U.S. Possessions (Continued)
$10,000	Puerto Rico Aqueduct & Sewer Authority	5.000%	07/01/2025	$10,352
3,325,000	Puerto Rico Aqueduct & Sewer Authority	6.000	07/01/2038	2,242,679
53,230,000	Puerto Rico Aqueduct & Sewer Authority	6.000	07/01/2047	34,696,911
11,980,000	Puerto Rico Aqueduct & Sewer Authority	5.000	07/01/2033	7,748,784
250,000	Puerto Rico Aqueduct & Sewer Authority	5.500	07/01/2028	166,590
2,750,000	Puerto Rico Aqueduct & Sewer Authority	5.750	07/01/2037	1,792,312
5,525,000	Puerto Rico Children’s Trust Fund (TASC)	5.375	05/15/2033	5,525,000
152,450,000	Puerto Rico Children’s Trust Fund (TASC)	9.355 [4]	05/15/2055	5,546,131
2,290,000	Puerto Rico Children’s Trust Fund (TASC)	5.625	05/15/2043	2,289,840
5,760,000	Puerto Rico Children’s Trust Fund (TASC)	5.500	05/15/2039	5,760,000
1,345,000	Puerto Rico Commonwealth GO	5.750	07/01/2037	1,349,116
11,540,000	Puerto Rico Commonwealth GO	5.750	07/01/2036	6,869,877
2,625,000	Puerto Rico Commonwealth GO	6.000	07/01/2035	1,569,067
5,000	Puerto Rico Commonwealth GO	5.250	07/01/2024	5,283
13,000,000	Puerto Rico Commonwealth GO	6.500	07/01/2040	7,769,970
51,220,000	Puerto Rico Commonwealth GO	5.750	07/01/2041	30,361,167
340,000	Puerto Rico Commonwealth GO	5.500	07/01/2027	202,351
3,255,000	Puerto Rico Commonwealth GO	5.500	07/01/2026	1,941,347
63,660,000	Puerto Rico Commonwealth GO	5.500	07/01/2039	37,740,194
2,550,000	Puerto Rico Commonwealth GO	5.000	07/01/2033	1,505,341
4,545,000	Puerto Rico Commonwealth GO	5.000	07/01/2041	2,683,959
285,000	Puerto Rico Commonwealth GO11	1.191	07/01/2020	278,730
2,165,000	Puerto Rico Commonwealth GO	5.250	07/01/2037	1,283,477
40,000	Puerto Rico Commonwealth GO	5.500	07/01/2018	24,476
2,145,000	Puerto Rico Commonwealth GO11	1.171	07/01/2019	2,125,030
14,695,000	Puerto Rico Commonwealth GO	5.500	07/01/2026	8,764,392
1,500,000	Puerto Rico Commonwealth GO	5.000	07/01/2024	891,465
36,400,000	Puerto Rico Commonwealth GO	8.000	07/01/2035	23,705,864
19,550,000	Puerto Rico Commonwealth GO	6.500	07/01/2037	11,733,128
3,000,000	Puerto Rico Commonwealth GO	5.750	07/01/2038	1,782,180
9,265,000	Puerto Rico Commonwealth GO	6.000	07/01/2039	5,514,713
2,250,000	Puerto Rico Commonwealth GO	6.000	07/01/2039	1,339,245
5,000,000	Puerto Rico Commonwealth GO	5.000	07/01/2033	2,951,650
1,920,000	Puerto Rico Commonwealth GO	5.250	07/01/2026	1,140,269
1,480,000	Puerto Rico Commonwealth GO	6.000	07/01/2038	882,790
480,000	Puerto Rico Electric Power Authority, Series A12	7.000	07/01/2040	289,934
160,000	Puerto Rico Electric Power Authority, Series A	7.250	07/01/2030	96,901
10,330,000	Puerto Rico Electric Power Authority, Series A12	7.000	07/01/2033	6,249,340
9,080,000	Puerto Rico Electric Power Authority, Series A12	7.000	07/01/2043	5,481,959
20,375,000	Puerto Rico Electric Power Authority, Series A12	6.750	07/01/2036	12,317,095
7,070,000	Puerto Rico Electric Power Authority, Series A12	5.000	07/01/2042	4,256,776
11,535,000	Puerto Rico Electric Power Authority, Series A12	5.050	07/01/2042	6,947,184
3,100,000	Puerto Rico Electric Power Authority, Series A12	5.000	07/01/2029	1,875,283
500,000	Puerto Rico Electric Power Authority, Series AAA[12]	5.250	07/01/2025	303,550
4,570,000	Puerto Rico Electric Power Authority, Series AAA[12]	5.250	07/01/2026	2,770,837
10,000	Puerto Rico Electric Power Authority, Series AAA[12]	5.250	07/01/2023	6,092
40,000	Puerto Rico Electric Power Authority, Series AAA	5.250	07/01/2021	24,506
40,000	Puerto Rico Electric Power Authority, Series AAA[12]	5.250	07/01/2022	24,430

28 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
U.S. Possessions (Continued)
$95,000	Puerto Rico Electric Power Authority, Series AAA[12]	5.250%	07/01/2030	$57,406
445,000	Puerto Rico Electric Power Authority, Series AAA[12]	5.250	07/01/2029	268,994
150,000	Puerto Rico Electric Power Authority, Series AAA[12]	5.250	07/01/2028	90,771
385,000	Puerto Rico Electric Power Authority, Series CCC[12]	5.250	07/01/2028	232,979
2,570,000	Puerto Rico Electric Power Authority, Series CCC[12]	5.250	07/01/2027	1,556,392
285,000	Puerto Rico Electric Power Authority, Series CCC	5.000	07/01/2027	172,644
540,000	Puerto Rico Electric Power Authority, Series CCC[12]	5.000	07/01/2028	326,727
20,000	Puerto Rico Electric Power Authority, Series CCC[12]	5.000	07/01/2025	12,145
310,000	Puerto Rico Electric Power Authority, Series CCC[12]	5.000	07/01/2022	189,395
35,000	Puerto Rico Electric Power Authority, Series CCC	5.000	07/01/2024	21,292
185,000	Puerto Rico Electric Power Authority, Series DDD[12]	5.000	07/01/2022	113,026
15,000	Puerto Rico Electric Power Authority, Series NN	5.500	07/01/2020	9,197
20,000	Puerto Rico Electric Power Authority, Series TT	5.000	07/01/2018	12,338
170,000	Puerto Rico Electric Power Authority, Series TT12	5.000	07/01/2017	104,768
1,990,000	Puerto Rico Electric Power Authority, Series TT12	5.000	07/01/2027	1,205,482
895,000	Puerto Rico Electric Power Authority, Series TT12	5.000	07/01/2026	542,791
375,000	Puerto Rico Electric Power Authority, Series TT12	5.000	07/01/2025	227,726
6,100,000	Puerto Rico Electric Power Authority, Series TT12	5.000	07/01/2037	3,677,751
7,355,000	Puerto Rico Electric Power Authority, Series TT12	5.000	07/01/2032	4,440,728
15,000	Puerto Rico Electric Power Authority, Series TT	5.000	07/01/2024	9,125
55,000	Puerto Rico Electric Power Authority, Series TT	5.000	07/01/2021	33,708
5,000	Puerto Rico Electric Power Authority, Series TT	5.000	07/01/2020	3,067
280,000	Puerto Rico Electric Power Authority, Series TT12	5.000	07/01/2023	170,646
210,000	Puerto Rico Electric Power Authority, Series TT12	5.000	07/01/2022	128,300
390,000	Puerto Rico Electric Power Authority, Series UU12	0.868 [7]	07/01/2017	232,070
415,000	Puerto Rico Electric Power Authority, Series WW12	5.250	07/01/2033	250,419
605,000	Puerto Rico Electric Power Authority, Series WW12	5.500	07/01/2038	364,446
60,000	Puerto Rico Electric Power Authority, Series WW12	5.500	07/01/2021	36,754
685,000	Puerto Rico Electric Power Authority, Series WW12	5.000	07/01/2028	414,459
85,000	Puerto Rico Electric Power Authority, Series WW12	5.375	07/01/2022	51,910
390,000	Puerto Rico Electric Power Authority, Series WW12	5.375	07/01/2024	237,186
185,000	Puerto Rico Electric Power Authority, Series WW12	5.250	07/01/2025	112,314
2,660,000	Puerto Rico Electric Power Authority, Series XX12	5.250	07/01/2035	1,603,847
38,430,000	Puerto Rico Electric Power Authority, Series XX12	5.250	07/01/2040	23,148,311
645,000	Puerto Rico Electric Power Authority, Series XX12	5.250	07/01/2027	390,612
18,575,000	Puerto Rico Electric Power Authority, Series XX12	5.750	07/01/2036	11,191,252
10,000	Puerto Rico Electric Power Authority, Series XX	5.250	07/01/2026	6,063
850,000	Puerto Rico Electric Power Authority, Series ZZ12	5.000	07/01/2022	519,308
515,000	Puerto Rico Electric Power Authority, Series ZZ12	5.250	07/01/2018	317,693
95,000	Puerto Rico Electric Power Authority, Series ZZ	5.000	07/01/2021	58,223
25,000	Puerto Rico Electric Power Authority, Series ZZ	5.250	07/01/2021	15,316
215,000	Puerto Rico Electric Power Authority, Series ZZ	5.000	07/01/2024	130,791
10,000	Puerto Rico Electric Power Authority, Series ZZ	5.000	07/01/2026	6,065
140,000	Puerto Rico Electric Power Authority, Series ZZ12	5.000	07/01/2018	86,363
275,000	Puerto Rico Electric Power Authority, Series ZZ12	5.250	07/01/2025	166,953
310,000	Puerto Rico Electric Power Authority, Series ZZ12	5.250	07/01/2026	187,956
820,000	Puerto Rico Electric Power Authority, Series ZZ12	5.000	07/01/2017	505,350
190,000	Puerto Rico Electric Power Authority, Series ZZ	4.625	07/01/2025	115,416

29 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
U.S. Possessions (Continued)
$50,000	Puerto Rico Electric Power Authority, Series ZZ12	5.250%	07/01/2022	$30,537
380,000	Puerto Rico Electric Power Authority, Series ZZ12	5.250	07/01/2024	231,082
1,360,000	Puerto Rico Highway & Transportation Authority	5.000	07/01/2028	846,546
1,035,000	Puerto Rico Highway & Transportation Authority	5.000	07/01/2035	642,870
25,000	Puerto Rico Highway & Transportation Authority	5.500	07/01/2023	26,461
5,000,000	Puerto Rico Highway & Transportation Authority	5.500	07/01/2029	3,109,950
3,250,000	Puerto Rico Highway & Transportation Authority	5.500	07/01/2030	2,020,947
7,895,000	Puerto Rico Highway & Transportation Authority	5.300	07/01/2035	4,901,453
6,940,000	Puerto Rico Highway & Transportation Authority	5.750	07/01/2019	3,277,484
9,000,000	Puerto Rico Highway & Transportation Authority	5.750	07/01/2022	9,004,860
45,000	Puerto Rico Highway & Transportation Authority	5.750	07/01/2019	45,028
45,000	Puerto Rico Highway & Transportation Authority	5.000	07/01/2027	45,121
350,000	Puerto Rico Highway & Transportation Authority	5.750	07/01/2021	165,410
2,175,000	Puerto Rico Highway & Transportation Authority	5.000	07/01/2028	391,500
215,000	Puerto Rico Highway & Transportation Authority	5.000	07/01/2023	211,618
605,000	Puerto Rico Highway & Transportation Authority, Series H	5.450	07/01/2035	108,900
4,715,000	Puerto Rico Highway & Transportation Authority, Series M	5.000	07/01/2046	848,700
260,000	Puerto Rico Highway & Transportation Authority, Series N	5.250	07/01/2039	122,385
5,000,000	Puerto Rico Infrastructure[2]	5.000	07/01/2031	750,000
3,000,000	Puerto Rico Infrastructure[2]	5.000	07/01/2037	450,000
7,300,000	Puerto Rico Infrastructure (Mepsi Campus)	6.500	10/01/2037	3,644,306
500,000	Puerto Rico ITEMECF (Cogeneration Facilities)	6.625	06/01/2026	482,985
4,050,000	Puerto Rico ITEMECF (Hospital Auxilio Mutuo)	6.000	07/01/2033	4,181,058
300,000	Puerto Rico ITEMECF (University of the Sacred Heart)	5.000	10/01/2020	249,183
100,000	Puerto Rico ITEMECF (University of the Sacred Heart)	5.000	10/01/2021	80,518
25,000	Puerto Rico Municipal Finance Agency, Series B	5.250	07/01/2019	25,993
76,125,000	Puerto Rico Public Buildings Authority	5.250	07/01/2042	39,346,854
8,825,000	Puerto Rico Public Buildings Authority	6.000	07/01/2041	4,693,664
7,000,000	Puerto Rico Public Buildings Authority	5.875	07/01/2039	3,689,490
200,000	Puerto Rico Public Buildings Authority	5.500	07/01/2037	104,952
4,880,000	Puerto Rico Public Buildings Authority	5.000	07/01/2036	2,542,773
100,000	Puerto Rico Public Buildings Authority	5.250	07/01/2023	53,973
3,870,000	Puerto Rico Public Buildings Authority	5.000	07/01/2032	2,031,750
5,100,000	Puerto Rico Public Buildings Authority	6.250	07/01/2026	2,946,882
4,980,000	Puerto Rico Public Buildings Authority	6.750	07/01/2036	2,823,511
12,000,000	Puerto Rico Public Buildings Authority	6.125	07/01/2023	7,051,800
410,000	Puerto Rico Public Buildings Authority	7.000	07/01/2021	245,270
1,640,000	Puerto Rico Public Buildings Authority	5.250	07/01/2033	863,690
260,000	Puerto Rico Public Buildings Authority	5.500	07/01/2023	140,834
150,000	Puerto Rico Public Buildings Authority	5.000	07/01/2037	78,021
15,860,000	Puerto Rico Public Buildings Authority	5.625	07/01/2039	8,326,500
12,845,000	Puerto Rico Public Buildings Authority	5.750	07/01/2022	7,003,479
1,515,000	Puerto Rico Public Buildings Authority, Series D	5.250	07/01/2036	793,406
39,020,000	Puerto Rico Public Finance Corp., Series B2	5.500	08/01/2031	4,682,400
9,500,000	Puerto Rico Sales Tax Financing Corp.	0.000 [1]	08/01/2026	3,575,420

30 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
U.S. Possessions (Continued)
$15,895,000	Puerto Rico Sales Tax Financing Corp.	5.250%	08/01/2057	$9,444,014
41,385,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500	08/01/2042	16,212,160
47,640,000	Puerto Rico Sales Tax Financing Corp., Series A	5.375	08/01/2039	18,615,806
15,700,000	Puerto Rico Sales Tax Financing Corp., Series A	5.000	08/01/2043	6,016,397
13,445,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500	08/01/2037	5,271,919
37,060,000	Puerto Rico Sales Tax Financing Corp., Series A	8.694 [4]	08/01/2035	3,105,257
2,040,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500	08/01/2028	802,760
2,250,000	Puerto Rico Sales Tax Financing Corp., Series A	6.125	08/01/2029	912,960
42,745,000	Puerto Rico Sales Tax Financing Corp., Series A	0.000 [1]	08/01/2033	9,912,993
2,945,000	Puerto Rico Sales Tax Financing Corp., Series A	4.000	08/01/2016	2,608,180
43,845,000	Puerto Rico Sales Tax Financing Corp., Series A	5.750	08/01/2037	17,448,995
3,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.375	08/01/2039	1,231,080
11,455,000	Puerto Rico Sales Tax Financing Corp., Series A	5.250	08/01/2027	4,530,223
53,275,000	Puerto Rico Sales Tax Financing Corp., Series A	6.500	08/01/2044	22,059,579
1,630,000	Puerto Rico Sales Tax Financing Corp., Series A	5.000	08/01/2024	654,999
700,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500	08/01/2023	290,745
7,945,000	Puerto Rico Sales Tax Financing Corp., Series A	7.890 [4]	08/01/2034	711,395
30,860,000	Puerto Rico Sales Tax Financing Corp., Series A-1	5.250	08/01/2043	12,015,650
62,510,000	Puerto Rico Sales Tax Financing Corp., Series C	5.250	08/01/2041	24,344,520
135,000	Puerto Rico Sales Tax Financing Corp., Series C	5.000	08/01/2046	80,722
10,000,000	Puerto Rico Sales Tax Financing Corp., Series C	5.500	08/01/2040	3,919,000
65,245,000	Puerto Rico Sales Tax Financing Corp., Series C	6.000	08/01/2042	26,282,643
10,865,000	Puerto Rico Sales Tax Financing Corp., Series C	0.000 [1]	08/01/2032	4,063,945
2,000,000	Puerto Rico Sales Tax Financing Corp., Series C	5.750	08/01/2057	1,190,580
300,000	Puerto Rico Sales Tax Financing Corp., Series C	5.000	08/01/2035	115,131
5,000,000	Puerto Rico Sales Tax Financing Corp., Series C	6.000	08/01/2039	2,014,500
5,160,000	Puerto Rico Sales Tax Financing Corp., Series C	5.375	08/01/2038	2,016,786
1,000,000	Puerto Rico Sales Tax Financing Corp., Series C	5.375	08/01/2036	391,000
5,000,000	University of Puerto Rico, Series P	5.000	06/01/2030	1,985,100
				678,294,432
Total Municipal Bonds and Notes (Cost $6,861,500,678)				5,745,944,599

Shares
Common Stocks—0.0%
7,679	Delta Air Lines, Inc.[13]			319,984
4,927	General Motors Co.[13]			156,678
15,021	Motors Liquidation Co. GUC Trust[13]			177,999
Total Common Stocks (Cost $54,137)				654,661

Units		Strike Price	Expiration
Rights, Warrants and Certificates—0.0%
4,479	General Motors Co. Wts.[13,14]	$13.880	07/10/2019	62,168
4,479	General Motors Co. Wts.[13,14]	21.730	07/10/2016	97,329
Total Rights, Warrants and Certificates (Cost $—)				159,497

Principal Amount		Coupon		Maturity
Corporate Loans—0.3%
$3,500,000	Aspen Power Senior Secured Bridge Promissory Note[13]	9.000%[7]		11/16/2016	3,150,000
2,750,000	Aspen Power Senior Secured Bridge Promissory Note[13]	9.000	[7]	11/16/2016	2,475,000

31 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Corporate Loans (Continued)
$6,000,000	Aspen Power Senior Secured Bridge Promissory Note[13]	9.000%[7]		11/16/2016	$5,400,000
7,000,000	Aspen Power Senior Secured Bridge Promissory Note[13]	9.000	[7]	11/16/2016	6,300,000
Total Corporate Loans (Cost $19,250,000)					17,325,000

Total Investments, at Value (Cost $6,880,804,815)—109.0%					5,764,083,757
Net Other Assets (Liabilities)—(9.0)					(476,765,511)
Net Assets—100.0%					$5,287,318,246

Footnotes to Statement of Investments

*April 29, 2016 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes.

1. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

2. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the contractual interest rate.

3. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the contractual interest rate. See Note 4 of the accompanying Notes.

4. Zero coupon bond reflects effective yield on the original acquisition date.

5. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 4 of the accompanying Notes.

6. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 4 of the accompanying Notes.

7. Represents the current interest rate for a variable or increasing rate security.

8. Represents the current interest rate for the inverse floating rate security. See Note 4 of the accompanying Notes.

9. Restricted security. The aggregate value of restricted securities at period end was $42,151,525, which represents 0.80% of the Fund’s net assets. See Note 4 of the accompanying Notes. Information concerning restricted securities is as follows:

Security	Acquisition Dates	Cost	Value	Unrealized Appreciation
NY Liberty Devel. Corp. (Bank of America Tower)	7/23/10-3/4/11	$37,405,934	$42,151,525	$4,745,591

10. Security received as the result of issuer reorganization.

11. Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.

12. Subject to a forbearance agreement. Rate shown is the contractual interest rate. See Note 4 of the accompanying Notes.

13. Received as a result of a corporate action.

14. Non-income producing security.

15. Interest or dividend is paid-in-kind, when applicable.

To simplify the listings of securities, abbreviations are used per the table below:

ABH	Adventist Bolingbrook Hospital
ACMC	Advocate Condell Medical Center
AE	American Eagle
AGH	Adventist Glenoaks Hospital
AH&HC	Advocate Health & Hospitals Corp.
AHACHC	ARC/HDS Alamance Country Housing Corp.
AHCN	Advocate Health Care Metro

32 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

AHSGA	Adventist Health System-Georgia
ANSHN	Advocate North Side Health Network
BHI	Baptist Homes of Indiana
BVHF	Blanchard Valley Health Foundation
BVRHC	Blanchard Valley Regional Health Care
CCHCS	Cook Children’s Health Care System
CCMCtr	Cook Children’s Medical Center
CCPN	Cook Children;s Physical Network
CDA	Communities Devel. Authority
CDHA	Central Dupage Hospital Association
CDHS	Central Dupage Health System
CMCD	Children’s Medical Center of Dallas
CMCtrF	Children’s Medical Center Foundation
COP	Certificates of Participation
DA	Dormitory Authority
DRIVERS	Derivative Inverse Tax Exempt Receipts
ECHNS	Eastern Connecticut Health Network System
EDA	Economic Devel. Authority
EDC	Economic Devel. Corp.
EDFA	Economic Devel. Finance Authority
FBA	FFAH Beaumont Avenue
FCommH	Fayette Community Hospital
FCP	FFAH Coleridge Road
FFC	FFAH Franklin Court
FGC	FFAH Glendale Court
FJC	FFAH Johnson Court
FJeffC	FFAH Jefferson Court
FMN	FFAH Market North
FNC&M	FFAH North Carolina and Missouri
FP1	FFAH Plaza 1
FP2	FFAH Plaza 2
FRB	FFAH Riverview Bend
FTS	FFAH Tucker Street
GO	General Obligation
GUC	General Unsecured Creditors
H&EFA	Health and Educational Facilities Authority
H&HEFA	Hospitals and Higher Education Facilities Authority
HDC	Housing Devel. Corp.
HE&HFA	Higher Education and Health Facilities Authority
HE&HFB	Higher Educational and Housing Facility Board
HEFA	Higher Education Facilities Authority
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
HFDC	Health Facilities Devel. Corp.
HHlthS	Holzer Health Systems
HMCG	Holzer Medical Center-Gallipolis
HMCJ	Holzer Medical Center-Jackson
IDA	Industrial Devel. Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK	John Fitzgerald Kennedy

33 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

KGC	Kuakini Geriatric Care
KHS	Kaukini Health System
KMC	Kuakini Medical Center
KSS	Kuakini Support Services
MMH	McKenna Memorial Hospital
MTA	Metropolitan Transportation Authority
NTH	North Terrace Housing
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
PClinic	Piedmont Clinic
PHC	Piedmont Healthcare
PHHosp	Piedmont Henty Hospital
PHI	Piedmont Heart Institute
PHIP	Piedmont Heart Institute Physicians
PHlthCF	Piedmont Healthcare Foundation
PHosp	Piedmont Hospital
PMCC	Piedmont Medical Care Corp.
PMSH	Piedmont Mountainside Hospital
PNH	Piedmont Newnan Hospital
Res Rec	Resource Recovery Facility
RGH	Rockville General Hospital
ROLs	Reset Option Longs
SJHCN	St. Joseph Home Care Network
SJHE	St. Joseph Hospital of Eureka
SJHO	St. Joseph Hospital of Orange
SJHS	St. Joseph Health System
SPEARS	Short Puttable Exempt Adjustable Receipts
TASC	Tobacco Settlement Asset-Backed Bonds
TcntyHC	Tolland County Health Care
TFABs	Tobacco Flexible Amortization Bonds
VH	Village Housing
VOA	Volunteers of America
WICF	W.I. Cook Foundation

34 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS April 29, 2016 Unaudited

1. Organization

Oppenheimer Rochester High-Yield Municipal Fund (the “Fund”) is a separate series of Oppenheimer Multi-State Municipal Trust, a diversified, open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), and a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Reporting Period End Date. The last day of the Fund’s reporting period is the last day the New York Stock Exchange was open for trading during the period. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the mean between the bid and asked price on the principal exchange or, if not available from the principal exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following

35 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

methodologies (listed in order of priority): (1) a bid from the principal exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors

Corporate debt, government debt, municipal, mortgage- backed and asset-backed	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
securities

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair

36 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

3. Securities Valuation (Continued)

valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated

37 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$242,900,093	$—	$242,900,093
Alaska	—	14,621,242	—	14,621,242
Arizona	—	86,675,108	1,130,838	87,805,946
Arkansas	—	—	3,357,702	3,357,702
California	—	706,989,663	20	706,989,683
Colorado	—	160,098,782	5,228,348	165,327,130
Connecticut	—	20,211,885	—	20,211,885
Delaware	—	7,990,511	—	7,990,511
District of Columbia	—	97,563,909	—	97,563,909
Florida	—	530,618,616	15,768,067	546,386,683
Georgia	—	84,930,523	—	84,930,523
Hawaii	—	2,979,097	—	2,979,097
Idaho	—	1,544,415	—	1,544,415
Illinois	—	373,305,121	12,545,278	385,850,399
Indiana	—	71,140,616	—	71,140,616
Iowa	—	33,946,307	—	33,946,307
Kansas	—	2,064,313	—	2,064,313
Kentucky	—	34,690,645	—	34,690,645
Louisiana	—	28,588,664	—	28,588,664
Maine	—	19,418,591	—	19,418,591
Maryland	—	741,125	—	741,125
Massachusetts	—	66,508,848	—	66,508,848
Michigan	—	81,007,407	—	81,007,407
Minnesota	—	23,915,949	—	23,915,949
Mississippi	—	10,689,672	—	10,689,672
Missouri	—	70,128,265	—	70,128,265
Montana	—	—	1,186,822	1,186,822
Nebraska	—	31,332,925	—	31,332,925
Nevada	—	3,812,343	—	3,812,343
New Hampshire	—	6,551,277	—	6,551,277
New Jersey	—	319,783,029	—	319,783,029
New Mexico	—	9,044,946	—	9,044,946
New York	—	399,737,774	—	399,737,774
North Carolina	—	3,401,400	—	3,401,400
North Dakota	—	2,314,398	—	2,314,398
Ohio	—	515,084,826	—	515,084,826
Oklahoma	—	9,628,791	—	9,628,791
Oregon	—	2,863,011	—	2,863,011
Other Territory	—	14,765,000	—	14,765,000
Pennsylvania	—	52,243,851	1,046,627	53,290,478

38 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

3. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Municipal Bonds and Notes (Continued)
Rhode Island	$—	$29,965,399	$—	$29,965,399
South Carolina	—	16,904,513	13,877,797	30,782,310
South Dakota	—	1,425,385	—	1,425,385
Tennessee	—	16,550,041	3,720,732	20,270,773
Texas	—	522,901,505	11,081,371	533,982,876
Utah	—	24,993,602	—	24,993,602
Virginia	—	38,402,438	6,677,827	45,080,265
Washington	—	123,731,227	—	123,731,227
West Virginia	—	25,200,625	—	25,200,625
Wisconsin	—	48,082,465	38,600	48,121,065
U.S. Possessions	—	678,294,432	—	678,294,432
Common Stocks	654,661	—	—	654,661
Rights, Warrants and Certificates	159,497	—	—	159,497
Corporate Loans	—	—	17,325,000	17,325,000

Total Assets	$814,158	$5,670,284,570	$92,985,029	$5,764,083,757

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers out of Level 2*	Transfers into Level 3*

Assets Table
Investments, at Value:
Municipal Bonds and Notes
Florida	$(5,624,337)	$5,624,337

Total Assets	$(5,624,337)	$5,624,337

*Transferred from Level 2 to Level 3 because of the lack of observable market data.

4. Investments and Risks

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund

39 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”). The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby

40 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

4. Investments and Risks (Continued)

increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to resell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating

41 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/ reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. At period end, the Fund’s maximum exposure under such agreements is estimated at $377,805,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At period end, municipal bond holdings with a value of $1,054,398,769 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $615,955,000 in short-term floating rate securities issued and outstanding at that date.

At period end, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 2,490,000	Allen County, OH Hospital Facilities (Mercy Health) Tender Option Bond Series 2015 XF-0235 Trust	18.364%	6/1/38	$3,573,548
77,555,000	CA Golden State Tobacco Securitization Corp. ROLs[3]	7.772	6/1/47	77,945,102
5,550,000	CA Health Facilities Financing Authority Tender Option Bond Series 2015-XF2027 Trust[3]	9.047	11/15/42	5,797,585
3,855,000	CA Health Facilities Financing Authority Tender Option Bond Series 2015-XF2104 Trust[3]	20.084	7/1/39	6,058,055
3,750,000	CA Health Facilities Financing Authority Tender Option Bond Series 2016-XF0330 Trust	20.023	7/1/39	5,893,050

42 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

4. Investments and Risks (Continued)

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 5,000,000	CA Infrastructure and Economic Devel. (Sanford Consortium) Tender Option Bond Series 2016- Xf0335 Trust	9.110%	5/15/40	$6,315,700
2,615,000	Cerritos, CA Community College District DRIVERS	17.900	8/1/33	4,125,398
7,175,000	CO Health Facilities Authority (Sisters of Charity of Leavenworth Health System) Tender Option Bond Series 2015 XF-0239 Trust	9.126	1/1/44	9,244,557
2,525,000	Detroit, MI City School District Tender Option Bond Series 2015 XF-0241 Trust[3]	19.191	5/1/29	5,258,060
4,675,000	Douglas County, NE Hospital Authority Tender Option Bond Series 2015-XF2132 Trust[3]	21.649	11/1/48	7,135,593
7,280,000	Fulton County, GA Devel. Authority (PHC/FCommH/PHosp/PMSH/PNH/ PMCC/PClinic/PHlthCF/PHI/PHIP/PHHosp Obligated Group) Tender Option Bond Series 2015-XF0024 Trust	17.010	6/15/29	10,143,517
3,465,000	Fulton County, GA Devel. Authority (PHC/FCommH/PHosp/PMSH/PNH/ PMCC/PClinic/PHlthCF/PHI/PHIP/PHHosp Obligated Group) Tender Option Bond Series 2015-XF0024-2 Trust	17.900	6/15/37	4,771,652
680,000	Fulton County, GA Devel. Authority (PHC/FCommH/PHosp/PMSH/PNH/ PMCC/PClinic/PHlthCF/PHI/PHIP/PHHosp Obligated Group) Tender Option Bond Series 2015-XF0024-3 Trust	18.010	6/15/29	964,288
2,875,000	Geisinger, PA Authority (Geisinger Health System) Tender Option Bond Series 2015 XF-0040 Trust	18.060	6/1/39	4,032,475
5,000,000	Grand Parkway, TX Transportation Corp. Tender Option Bond Series 2015-XF2034 Trust[3]	9.051	4/1/53	6,307,500
11,750,000	Highlands County, FL Health Facilities Authority Tender Option Bond Series 2015-XF2145 Trust[3]	9.643	11/15/36	12,313,883
5,000,000	IL Finance Authority (AHCN/ANSHN/ACMC/ AH&HC Obligated Group) Tender Option Bond Series 2015-XF0023 Trust	19.070	4/1/44	6,947,000
4,345,000	IL Finance Authority (AHCN/ANSHN/ACMC/ AH&HC Obligated Group) Tender Option Bond Series 2015-XF0023-2 Trust	18.560	4/1/44	5,928,709
2,750,000	IL Finance Authority (AHCN/ANSHN/ACMC/ AH&HC Obligated Group) Tender Option Bond Series 2015-XF0023-3 Trust	18.560	4/1/44	3,752,650
2,500,000	IL Finance Authority (AHCN/ANSHN/ACMC/ AH&HC Obligated Group) Tender Option Bond Series 2015-XF0023-4 Trust	18.560	4/1/44	3,411,500
2,200,000	IL Finance Authority (AHCN/ANSHN/ACMC/ AH&HC Obligated Group) Tender Option Bond Series 2015-XF0023-5 Trust	18.560	4/1/44	3,002,120

43 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 1,250,000	IL Finance Authority (AHCN/ANSHN/ACMC/ AH&HC Obligated Group) Tender Option Bond Series 2015-XF0023-6 Trust	18.560%	4/1/44	$1,705,750
3,125,000	IL Finance Authority (CDHS/CDHA Obligated Group) Tender Option Bond Series 2015-XF0025 Trust	19.070	11/1/39	4,899,875
1,250,000	IL Finance Authority (CDHS/CDHA Obligated Group) Tender Option Bond Series 2015-XF0025-2 Trust	18.560	11/1/39	1,922,100
3,500,000	KY EDFA (Baptist Healthcare System) Tender Option Bond Series 2015-XF2011 Trust[3]	17.783	8/15/24	4,746,560
7,985,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport) Tender Option Bond Series 2015 XF-0041 Trust	18.410	5/15/30	10,618,772
1,250,000	Los Angeles, CA Dept. of Water & Power Tender Option Bond Series 2015 XF-0039 Trust	17.040	7/1/34	1,781,600
3,750,000	MA HFA Tender Option Bond Series 2015-XF2130 Trust[3]	12.610	6/1/49	4,070,850
3,010,000	MA HFA Tender Option Bond Series 2015-XF2130- 2 Trust[3]	12.886	12/1/49	3,117,156
8,895,000	MA HFA Tender Option Bond Series 2015-XF2150 Trust[3]	9.826	12/1/42	9,799,977
2,500,000	Miami-Dade County, FL School Board Tender Option Bond Series 2015-XF2117 Trust[3]	17.906	2/1/27	3,699,100
2,500,000	Miami-Dade County, FL School Board Tender Option Bond Series 2015-XF2117-2 Trust[3]	16.892	2/1/27	3,631,100
12,500,000	Miami-Dade County, FL School Board Tender Option Bond Series 2015-XF2117-3 Trust[3]	18.413	2/1/34	18,665,500
2,500,000	Montgomery County, OH (Miami Valley Hospital) Tender Option Bond Series 2015-XF0029 Trust	20.080	11/15/23	4,405,100
9,500,000	North Central TX HFDC (CMCD/CMCtrF Obligated Group) Tender Option Bond Series 2015-XF0034 Trust	20.340	8/15/39	14,618,600
4,000,000	North TX Tollway Authority Tender Option Bond Series 2015-XF2036 Trust[3]	20.084	1/1/48	5,254,240
1,480,000	North TX Tollway Authority Tender Option Bond Series 2015-XF2037 Trust[3]	20.084	1/1/48	1,944,069
18,695,000	NY Liberty Devel. Corp. Tender Option Bond Series 2015-XF2146 Trust[3]	9.368	1/15/44	23,466,525
3,240,000	NYC Municipal Water Finance Authority Tender Option Bond Series 2015-XF2151 Trust[3]	20.329	6/15/40	4,602,582
2,365,000	RI Hsg. & Mtg. Finance Corp. Tender Option Bond Series 2015-XF2120 Trust[3]	17.861	10/1/47	2,419,088
2,500,000	San Jacinto, TX Community College District Tender Option Bond Series 2015-XF2010 Trust[3]	17.549	2/15/38	3,290,400
1,985,000	Tarrant County, TX Cultural Education Facilities Finance Corp. Tender Option Bond Series 2015- XF2057 Trust[3]	19.473	11/15/29	2,975,515

44 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

4. Investments and Risks (Continued)

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 8,150,000	Tarrant County, TX Cultural Education Facilities Finance Corp. Tender Option Bond Series 2015- XF2057-2 Trust[3]	21.512%	11/15/29	$12,629,240
6,750,000	Tarrant County, TX Health Facilities Devel. Corp. (CCMCtr/CCHCS/CCPN/WICF Obligated Group) Tender Option Bond Series 2015-XF0028 Trust	9.030	12/1/33	8,323,695
375,000	Tes Properties, WA Tender Option Bond Series 2015-XF0038 Trust	19.070	12/1/29	570,045
3,000,000	Tes Properties, WA Tender Option Bond Series 2015-XF0038-2 Trust	19.580	12/1/38	4,503,120
39,305,000	TX Municipal Gas Acquisition & Supply Corp. ROLs[3]	14.266	12/15/26	70,586,277
8,705,000	WA Health Care Facilities Authority (Peacehealth) Tender Option Bond Series 2015 XF-0042 Trust	8.760	11/1/28	10,551,853
4,520,000	WA Health Care Facilities Authority Tender Option Bond Series 2015-XF2035 Trust[3]	21.744	10/1/36	6,723,138

				$438,443,769

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 35% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $615,955,000 at period end.

Loans. The Fund invests in loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so directly as an original lender or by assignment or indirectly through participation agreements or certain derivative instruments. While many of these loans will be collateralized, the Fund can also invest in uncollateralized loans. Loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancing of borrowers. The loans often pay interest at rates that float above

45 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

(or are adjusted periodically based on) a benchmark that reflects current interest rates although the Fund can also invest in loans with fixed interest rates.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions

Purchased securities	$10,319,187
Sold securities	26,794,199

Restricted Securities. At period end, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or

46 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

4. Investments and Risks (Continued)

industry, or changes in government regulations affecting the company or its industry.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest at period end is as follows:

Cost	$514,862,943
Market Value	$167,263,297
Market Value as % of Net Assets	3.16%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. At period end, securities with an aggregate market value of $93,947,329, representing 1.78% of the Fund’s net assets, were subject to these forbearance agreements.

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

47 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Market Risk Factors (Continued)

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$6,240,326,853[1]

Gross unrealized appreciation	$593,433,293
Gross unrealized depreciation	(1,736,422,078)

Net unrealized depreciation	$(1,142,988,785)

1. The Federal tax cost of securities does not include cost of $666,745,689, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note in Note 4.

48 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 4/29/2016, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Multi-State Municipal Trust

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	6/15/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	6/15/2016

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	6/15/2016